As filed with the SEC on April 28, 2017

Registration No. 333-123884

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 16	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 91	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE
COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2017, pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 57 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Contrafund® , Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Equity Income, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Strategic Income, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Others are managed by Fidelity SelectCo, LLC, an affiliate of FMR: Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Energy, Fidelity VIP Financial Services, Fidelity VIP Health Care, Fidelity VIP Industrials, Fidelity VIP Materials, Fidelity VIP Real Estate, Fidelity VIP Technology, Fidelity VIP Telecommunications, and Fidelity VIP Utilities.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

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i

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2017. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 83.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally  1-800-544-2442

Date: April 30, 2017

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	10
Investment Allocation of Your Purchase Payment	10
Making Exchanges Among Investment Options	11
Accumulation Units	13
Withdrawals	13
Systematic Withdrawal Program	14
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	15
Certain Funds Impose a Short-Term Redemption Fee	15
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	16
Required Distributions on Death of Owner	16
Annuity Date	16
Annuity Income	17
Contracts Owned by Trusts	18
Contracts Owned Under UGMA/UTMA Arrangements	18
Abandoned Property	18
Reports to Owners	19
Tax Considerations	19
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	25
Dollar Cost Averaging	25
Automatic Rebalancing	25
Special Provisions for Sales Under Sponsored Arrangements	25
More About the Investment Options and the Funds
Changes in Investment Options	26
Total Return for an Investment Option	26
Voting Rights	26
Resolving Material Conflicts	27
Litigation	27
Appendix A: Table of Accumulation Values	28
Appendix B: Table of Accumulation Values	47
Appendix C: Table of Accumulation Values	65
Table of Contents of the Statement of Additional Information	83

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 57 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of

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the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the

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Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B  You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.43%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$171	$530	$913	$1,987

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 57 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

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The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Equity Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	FMR Co., Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	FMR Co., Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity SelectCo, LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we

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are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

•  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

•  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

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We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

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MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's

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performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

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In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

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You may make a telephone, mail, or internet request for a partial withdrawal. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $25,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

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You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Fund Short-Term Redemption Fees and Expenses. Ten Investment Options invest in Funds that impose a short-term redemption fee. See Certain Funds Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less

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than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/ surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the

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Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

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•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

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REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

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•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period

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certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)  if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)  is made on or after the taxpayer attains age 59 1/2;

(2)  is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)  is attributable to the Owner's becoming disabled (as defined in the tax law);

(4)  is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5)  is made under an immediate annuity contract (as defined in the tax law); or

(6)  satisfies some other exception to this 10% penalty tax.

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We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries

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who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917, and FDC is 100 Salem Street, Smithfield, RI 02917.

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We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Funds Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect

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group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

FPRA

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.30	17.77	5,874,294
2015	17.33	17.30	6,233,604
2014	16.43	17.33	5,820,618
2013	14.25	16.43	4,901,101
2012	12.70	14.25	4,655,392
2011	13.09	12.70	4,632,726
2010	11.49	13.09	4,238,908
2009	8.93	11.49	4,636,677
2008	12.58	8.93	5,243,044
2007	10.93	12.58	3,343,873

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.54	17.91	3,582,434
2015	17.58	17.54	3,783,192
2014	16.66	17.58	3,132,324
2013	13.66	16.66	2,079,180
2012	11.86	13.66	1,650,660
2011	12.69	11.86	1,871,176
2010	10.94	12.69	1,699,286
2009	8.27	10.94	1,857,538
2008	12.92	8.27	2,168,969
2007	10.90	12.92	1,127,224

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Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.53	20.88	41,829,092
2015	19.48	19.53	37,482,973
2014	17.72	19.48	28,478,045
2013	14.86	17.72	22,525,495
2012	12.96	14.86	16,113,790
2011	13.49	12.96	14,520,594
2010	11.46	13.49	13,239,282
2009	8.30	11.46	14,902,287
2008	12.60	8.30	15,736,949
2007	11.60	12.60	15,037,047

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	23.36	24.50	2,422,974
2015	22.38	23.36	3,578,165
2014	20.47	22.38	1,886,144
2013	14.55	20.47	2,718,024
2012	12.01	14.55	1,034,262
2011	12.26	12.01	582,249
2010	9.37	12.26	1,046,576
2009	6.80	9.37	379,214
2008	10.34	6.80	176,614
2007	11.30	10.34	198,312

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		22.82	23.60	6,475,200
2015		20.91	22.82	4,894,398
2014		18.14	20.91	3,928,723
2013		14.94	18.14	4,297,781
2012		12.99	14.94	3,557,457
2011		12.05	12.99	1,819,333
2010		10.49	12.05	776,414
2009		8.72	10.49	841,138
2008		11.12	8.72	1,421,264
2007	*	10.00	11.12	335,116

*  Period from 05/01/2007 to 12/31/2007

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Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.80	22.39	30,317,587
2015	20.73	20.80	31,485,826
2014	18.58	20.73	30,477,718
2013	14.20	18.58	29,565,831
2012	12.24	14.20	27,836,841
2011	12.60	12.24	27,416,036
2010	10.79	12.60	26,980,360
2009	7.97	10.79	33,563,171
2008	13.92	7.97	35,196,855
2007	11.88	13.92	33,303,074

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.38	20.02	6,099,019
2015	16.75	16.38	5,599,152
2014	15.97	16.75	4,943,115
2013	11.59	15.97	5,717,623
2012	9.77	11.59	2,882,331
2011	9.92	9.77	2,699,282
2010	7.93	9.92	2,526,993
2009	6.51	7.93	2,627,446
2008	9.87	6.51	2,242,262
2007	10.14	9.87	1,875,175

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	22.70	23.28	2,583,692
2015	22.48	22.70	3,927,916
2014	20.34	22.48	3,353,683
2013	14.72	20.34	2,705,551
2012	12.05	14.72	1,461,418
2011	12.40	12.05	1,111,733
2010	10.51	12.40	1,206,153
2009	7.75	10.51	1,443,396
2008	13.22	7.75	1,711,308
2007	12.40	13.22	2,216,643

FPRA

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		7.71	7.92	1,870,630
2015		8.59	7.71	1,636,216
2014		8.50	8.59	1,653,199
2013		8.21	8.50	1,758,457
2012		7.21	8.21	1,756,194
2011		9.15	7.21	2,251,236
2010		7.79	9.15	2,556,263
2009		4.45	7.79	3,596,312
2008	*	10.00	4.45	594,009

*  Period from 05/01/08 to 12/31/08

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	12.55	16.74	5,151,020
2015	15.84	12.55	4,004,894
2014	18.18	15.84	3,497,106
2013	14.66	18.18	3,144,460
2012	14.01	14.66	3,542,312
2011	14.79	14.01	4,534,678
2010	12.43	14.79	4,504,436
2009	8.43	12.43	6,284,606
2008	18.50	8.43	6,009,073
2007	12.71	18.50	6,380,335

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.47	19.37	9,610,027
2015	17.21	16.47	8,946,205
2014	15.88	17.21	9,874,424
2013	12.44	15.88	10,271,453
2012	10.63	12.44	8,542,254
2011	10.57	10.63	8,592,085
2010	9.21	10.57	8,230,257
2009	7.10	9.21	11,334,553
2008	12.42	7.10	13,030,463
2007	12.28	12.42	15,009,995

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	10.38	12.27	4,638,440
2015	10.80	10.38	3,603,985
2014	9.78	10.80	3,213,299
2013	7.33	9.78	3,029,537
2012	5.73	7.33	2,048,981
2011	7.22	5.73	1,331,933
2010	6.75	7.22	1,776,191
2009	5.31	6.75	2,161,254
2008	10.69	5.31	2,059,335
2007	12.40	10.69	890,903

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	9.90	10.78	5,069,849
2015	9.93	9.90	4,276,003
2014	10.00	9.93	2,950,429

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.00	14.36	27,068,384
2015	14.04	14.00	26,421,374
2014	13.52	14.04	26,485,680
2013	12.83	13.52	24,518,470
2012	12.18	12.83	23,463,433
2011	11.94	12.18	19,405,310
2010	11.13	11.94	13,130,210
2009	10.12	11.13	12,172,701
2008	11.06	10.12	10,172,436
2007	10.45	11.06	7,577,333

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Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.15	15.75	44,309,752
2015	15.17	15.15	44,463,260
2014	14.47	15.17	42,569,590
2013	12.62	14.47	39,144,256
2012	11.49	12.62	32,867,518
2011	11.57	11.49	29,435,891
2010	10.36	11.57	24,946,007
2009	8.73	10.36	25,246,480
2008	11.31	8.73	23,898,069
2007	10.59	11.31	21,509,228

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.12	14.76	32,620,290
2015		14.09	14.12	32,438,274
2014		13.40	14.09	28,643,253
2013		11.33	13.40	23,337,145
2012		10.18	11.33	16,986,450
2011		10.41	10.18	13,862,903
2010		9.19	10.41	8,250,419
2009		7.52	9.19	5,451,702
2008	*	10.00	7.52	3,007,545

*  Period from 05/01/08 to 12/31/08

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.39	16.11	40,240,173
2015	15.35	15.39	39,792,321
2014	14.64	15.35	35,952,046
2013	12.05	14.64	30,720,781
2012	10.67	12.05	26,491,205
2011	11.02	10.67	26,083,771
2010	9.66	11.02	23,990,224
2009	7.78	9.66	27,157,999
2008	11.48	7.78	28,124,851
2007	10.68	11.48	25,500,525

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.31	16.13	12,979,113
2015	15.28	15.31	13,215,613
2014	14.55	15.28	11,785,521
2013	11.42	14.55	10,248,121
2012	10.04	11.42	8,773,679
2011	10.62	10.04	9,790,850
2010	9.16	10.62	9,024,552
2009	7.15	9.16	10,267,820
2008	11.59	7.15	10,391,054
2007	10.70	11.59	9,167,550

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.34	11.33	49,086,937
2015	11.37	11.34	45,559,797
2014	11.39	11.37	43,738,025
2013	11.42	11.39	45,967,464
2012	11.44	11.42	41,207,237
2011	11.46	11.44	45,466,765
2010	11.46	11.46	43,582,737
2009	11.41	11.46	69,472,560
2008	11.10	11.41	130,232,042
2007	10.59	11.10	99,607,757

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	21.16	21.26	5,932,294
2015	19.81	21.16	6,206,969
2014	17.86	19.81	5,657,451
2013	13.14	17.86	5,101,432
2012	11.50	13.14	5,175,602
2011	11.51	11.50	5,297,267
2010	9.30	11.51	5,031,233
2009	7.28	9.30	6,334,599
2008	13.82	7.28	9,025,967
2007	10.93	13.82	9,431,517

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.04	22.02	5,055,808
2015	19.54	19.04	4,727,422
2014	17.75	19.54	5,138,320
2013	13.33	17.75	3,973,156
2012	11.28	13.33	2,405,657
2011	11.14	11.28	1,780,175
2010	9.73	11.14	1,615,267
2009	7.67	9.73	2,068,110
2008	13.22	7.67	2,496,680
2007	11.83	13.22	2,157,470

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	21.63	21.63	4,403,032
2015	20.55	21.63	6,633,556
2014	18.38	20.55	3,277,366
2013	13.37	18.38	3,533,282
2012	11.21	13.37	3,332,221
2011	11.00	11.21	2,823,974
2010	8.92	11.00	2,271,041
2009	6.14	8.92	2,713,807
2008	13.70	6.14	1,056,316
2007	11.16	13.70	1,422,323

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	35.75	31.92	8,526,182
2015	33.72	35.75	11,556,887
2014	25.47	33.72	10,098,772
2013	16.37	25.47	7,969,789
2012	13.60	16.37	4,041,322
2011	12.59	13.60	2,970,266
2010	10.77	12.59	1,625,294
2009	8.15	10.77	1,912,488
2008	12.06	8.15	2,492,125
2007	10.99	12.06	1,872,877

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.96	19.40	10,267,964
2015	17.66	16.96	9,927,232
2014	17.50	17.66	10,905,665
2013	16.56	17.50	11,853,032
2012	14.53	16.56	11,623,371
2011	14.03	14.53	8,551,314
2010	12.33	14.03	7,783,064
2009	8.60	12.33	10,311,369
2008	11.49	8.60	8,134,253
2007	11.23	11.49	6,700,428

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.00	22.32	39,114,810
2015	19.79	20.00	33,355,488
2014	17.47	19.79	27,983,349
2013	13.24	17.47	22,797,934
2012	11.45	13.24	16,934,828
2011	11.25	11.45	15,331,492
2010	9.81	11.25	14,445,690
2009	7.76	9.81	19,394,904
2008	12.36	7.76	21,161,595
2007	11.75	12.36	17,249,789

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	25.52	29.46	2,384,485
2015	26.10	25.52	1,999,396
2014	24.65	26.10	2,357,283
2013	17.68	24.65	2,734,807
2012	14.82	17.68	1,562,283
2011	15.59	14.82	1,854,224
2010	11.93	15.59	1,854,549
2009	8.54	11.93	1,857,466
2008	14.24	8.54	1,809,822
2007	12.09	14.24	1,651,321

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.88	15.37	4,754,059
2015	15.43	15.88	4,888,730
2014	15.04	15.43	3,601,682
2013	12.41	15.04	3,047,331
2012	9.89	12.41	1,875,406
2011	11.34	9.89	1,556,115
2010	9.83	11.34	1,706,316
2009	6.33	9.83	2,346,909
2008	12.86	6.33	2,031,306
2007	12.28	12.86	2,681,015

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.08	15.76	22,541,728
2015	15.23	15.08	19,168,916
2014	14.42	15.23	17,840,165
2013	14.72	14.42	15,387,787
2012	13.95	14.72	20,720,825
2011	13.04	13.95	18,241,394
2010	12.12	13.04	17,304,391
2009	10.50	12.12	24,871,886
2008	10.88	10.50	20,483,616
2007	10.46	10.88	15,944,880

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	15.47	16.19	774,603
2015	15.56	15.47	717,965
2014	14.96	15.56	841,183
2013	13.67	14.96	725,495
2012	12.50	13.67	617,170
2011	12.53	12.50	559,618
2010	11.27	12.53	588,572
2009	9.21	11.27	611,283
2008	12.14	9.21	622,468
2007	11.21	12.14	607,608
FPRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.47	17.30	2,647,632
2015	16.57	16.47	2,715,785
2014	15.88	16.57	2,791,338
2013	14.04	15.88	2,750,794
2012	12.59	14.04	2,809,294
2011	12.66	12.59	2,840,318
2010	11.25	12.66	3,145,768
2009	9.09	11.25	3,491,918
2008	12.14	9.09	4,116,933
2007	11.21	12.14	4,313,329

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.77	17.70	4,108,050
2015	16.87	16.77	4,238,479
2014	16.16	16.87	4,403,052
2013	14.17	16.16	4,379,172
2012	12.67	14.17	4,068,644
2011	12.75	12.67	3,978,615
2010	11.30	12.75	3,844,470
2009	9.05	11.30	4,437,914
2008	12.44	9.05	4,871,606
2007	11.42	12.44	4,475,895

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.78	17.75	7,269,057
2015	16.88	16.78	7,547,298
2014	16.16	16.88	7,718,068
2013	13.97	16.16	6,880,585
2012	12.36	13.97	6,117,316
2011	12.53	12.36	5,658,625
2010	10.97	12.53	5,223,713
2009	8.54	10.97	5,950,156
2008	12.72	8.54	6,231,246
2007	11.57	12.72	5,410,148

FPRA

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.57	18.60	6,078,771
2015	17.67	17.57	6,031,490
2014	16.87	17.67	5,082,831
2013	14.10	16.87	4,389,765
2012	12.28	14.10	3,394,264
2011	12.60	12.28	2,880,389
2010	10.91	12.60	2,442,154
2009	8.42	10.91	2,439,002
2008	12.83	8.42	2,398,848
2007	11.65	12.83	2,039,666

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.29	18.37	6,380,441
2015	17.39	17.29	6,193,969
2014	16.63	17.39	5,518,526
2013	13.70	16.63	4,747,244
2012	11.89	13.70	3,647,478
2011	12.26	11.89	3,169,791
2010	10.58	12.26	2,722,230
2009	8.06	10.58	2,705,337
2008	13.06	8.06	2,846,134
2007	11.77	13.06	2,180,516

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.60	15.21	3,031,994
2015	14.69	14.60	3,002,336
2014	14.19	14.69	2,821,693
2013	13.49	14.19	2,695,871
2012	12.70	13.49	1,994,868
2011	12.53	12.70	1,629,562
2010	11.69	12.53	1,642,717
2009	10.20	11.69	1,570,483
2008	11.43	10.20	1,514,842
2007	10.81	11.43	1,643,503

FPRA

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.61	18.56	1,285,924
2015		18.31	16.61	1,101,036
2014		18.30	18.31	1,386,252
2013		15.03	18.30	1,512,655
2012		12.55	15.03	1,832,389
2011		13.72	12.55	2,079,291
2010		10.71	13.72	2,199,477
2009		6.03	10.71	3,027,697
2008		11.40	6.03	1,178,584
2007	*	10.00	11.40	643,425

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	21.53	24.08	11,366,210
2015	21.90	21.53	12,061,237
2014	20.68	21.90	11,538,524
2013	15.23	20.68	11,972,100
2012	13.31	15.23	11,610,782
2011	14.94	13.31	13,346,588
2010	11.63	14.94	13,706,193
2009	8.33	11.63	15,840,387
2008	13.80	8.33	16,196,329
2007	11.99	13.80	16,508,613

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.83	14.03	6,802,011
2015	14.36	14.83	7,150,843
2014	15.68	14.36	6,161,379
2013	12.05	15.68	6,366,180
2012	10.02	12.05	5,952,246
2011	12.14	10.02	6,706,640
2010	10.76	12.14	6,810,585
2009	8.53	10.76	9,213,388
2008	15.24	8.53	10,333,031
2007	13.04	15.24	11,592,191

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	21.61	22.77	4,811,507
2015	20.90	21.61	4,842,104
2014	16.12	20.90	4,833,786
2013	15.87	16.12	4,162,632
2012	13.44	15.87	4,267,723
2011	12.47	13.44	3,039,740
2010	9.60	12.47	2,826,046
2009	6.99	9.60	2,931,071
2008	11.67	6.99	3,006,425
2007	14.23	11.67	2,514,862

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.90	18.24	24,355,369
2015	17.23	16.90	25,789,294
2014	16.68	17.23	27,653,942
2013	16.68	16.68	27,839,352
2012	15.13	16.68	32,932,829
2011	14.51	15.13	27,119,466
2010	13.27	14.51	22,121,005
2009	10.22	13.27	25,369,923
2008	11.43	10.22	21,024,112
2007	10.86	11.43	18,325,020

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	25.82	28.68	4,226,141
2015	24.40	25.82	4,289,511
2014	21.87	24.40	3,399,240
2013	17.16	21.87	2,745,231
2012	14.64	17.16	2,799,477
2011	16.30	14.64	2,836,042
2010	12.80	16.30	3,089,876
2009	6.55	12.80	4,036,088
2008	13.36	6.55	1,783,810
2007	11.63	13.36	2,356,877

FPRA

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		13.39	16.39	2,176,778
2015		13.12	13.39	823,962
2014		12.71	13.12	680,933
2013		10.50	12.71	748,972
2012		8.78	10.50	601,168
2011		8.98	8.78	382,670
2010		7.66	8.98	339,691
2009		5.20	7.66	419,363
2008		9.91	5.20	186,431
2007	*	10.00	9.91	174,137

*  Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.35	23.14	2,400,832
2015	22.87	20.35	1,610,146
2014	18.85	22.87	2,162,429
2013	15.62	18.85	1,526,350
2012	14.59	15.62	1,525,814
2011	12.93	14.59	1,700,910
2010	11.67	12.93	1,016,925
2009	10.16	11.67	1,188,966
2008	15.82	10.16	1,669,662
2007	13.16	15.82	2,019,921

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.07	20.17	3,695,909
2015	18.26	18.07	3,633,429
2014	16.45	18.26	3,246,112
2013	12.45	16.45	2,496,044
2012	10.33	12.45	1,709,451
2011	10.63	10.33	1,877,102
2010	9.05	10.63	2,361,622
2009	6.37	9.05	3,024,805
2008	11.95	6.37	2,419,565
2007	11.74	11.95	2,884,699

FPRA

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.66	20.39	2,247,442
2015	19.30	18.66	2,722,604
2014	18.14	19.30	2,187,624
2013	13.94	18.14	2,735,274
2012	10.98	13.94	2,676,668
2011	12.09	10.98	2,338,143
2010	9.58	12.09	2,492,874
2009	6.10	9.58	3,615,493
2008	12.53	6.10	3,164,073
2007	11.90	12.53	4,461,986

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.69	12.12	8,254,804
2015		11.82	11.69	9,736,562
2014		11.62	11.82	9,776,829
2013		10.17	11.62	7,945,272
2012	*	9.90	10.17	2,782,600

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.23	10.27	3,884,347
2015		10.20	10.23	3,057,336
2014		9.89	10.20	2,035,357
2013		10.15	9.89	1,676,226
2012	*	10.05	10.15	2,588,018

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.60	10.88	4,865,791
2015		11.10	10.60	5,949,978
2014		10.93	11.10	6,783,230
2013		10.78	10.93	5,931,728
2012	*	10.00	10.78	2,718,672

*  Period from 4/30/2012 to 12/31/2012

FPRA

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.00	11.72	654,818
2015	11.19	11.00	662,608
2014	11.14	11.19	673,331
2013	9.12	11.14	730,192
2012	8.03	9.12	541,960
2011	9.04	8.03	687,120
2010	8.17	9.04	627,923
2009	7.06	8.17	800,430
2008	11.82	7.06	931,410
2007	11.11	11.82	1,175,239

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.85	14.32	3,127,860
2015	14.83	11.85	3,290,813
2014	15.55	14.83	3,892,901
2013	15.75	15.55	4,398,498
2012	12.90	15.75	4,879,719
2011	15.74	12.90	5,348,329
2010	12.82	15.74	5,702,056
2009	7.55	12.82	5,394,454
2008	14.72	7.55	3,878,690
2007	11.05	14.72	4,179,420

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.09	17.75	2,917,389
2015	16.32	16.09	3,143,915
2014	15.89	16.32	3,830,804
2013	17.46	15.89	4,622,592
2012	14.84	17.46	6,691,845
2011	13.90	14.84	4,044,461
2010	12.70	13.90	3,442,774
2009	9.78	12.70	2,502,095
2008	11.53	9.78	1,539,245
2007	10.85	11.53	1,543,526

FPRA

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.16	11.88	1,398,623
2015	12.53	11.16	1,371,681
2014	13.15	12.53	1,617,138
2013	13.32	13.15	2,035,444
2012	11.13	13.32	2,379,173
2011	13.65	11.13	2,812,884
2010	11.49	13.65	3,695,903
2009	6.78	11.49	4,964,215
2008	15.68	6.78	4,830,811
2007	11.19	15.68	7,732,205

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	11.58	12.19	905,912
2015	12.40	11.58	1,055,579
2014	12.17	12.40	1,293,115
2013	10.52	12.17	1,026,726
2012	9.27	10.52	979,330
2011	9.64	9.27	1,130,061
2010	9.15	9.64	1,542,657
2009	6.92	9.15	2,611,156
2008	12.53	6.92	2,810,210
2007	10.96	12.53	3,479,667

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		5.24	6.01	1,274,768
2015		7.07	5.24	964,357
2014		8.68	7.07	946,436
2013		10.20	8.68	949,914
2012	*	10.01	10.20	846,293

*  Period from 4/30/2012 to 12/31/2012

FPRA

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.39	11.52	16,286,933
2015		11.38	11.39	16,623,994
2014		11.32	11.38	18,194,847
2013		11.36	11.32	20,154,363
2012		10.76	11.36	21,315,779
2011		10.67	10.76	17,433,769
2010		10.15	10.67	12,675,058
2009	*	10.00	10.15	7,074,005

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.13	12.72	6,211,673
2015		12.49	12.13	6,584,270
2014		12.15	12.49	7,955,388
2013		13.42	12.15	10,374,566
2012		12.37	13.42	18,226,896
2011		11.10	12.37	12,793,349
2010		10.29	11.10	5,994,647
2009	*	10.00	10.29	3,370,528

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.58	12.89	20,826,170
2015		12.56	12.58	20,364,636
2014		12.07	12.56	21,086,325
2013		12.35	12.07	25,210,059
2012		11.29	12.35	30,949,235
2011		10.93	11.29	20,457,985
2010		10.13	10.93	13,552,966
2009	*	10.00	10.13	6,465,357

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2016 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.86	21.44	586,912
2015	20.90	20.86	630,192
2014	19.82	20.90	705,542
2013	17.18	19.82	678,977
2012	15.32	17.18	751,065
2011	15.79	15.32	924,419
2010	13.87	15.79	1,081,728
2009	10.79	13.87	589,716

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	23.34	23.83	216,596
2015	23.40	23.34	247,379
2014	22.17	23.40	249,469
2013	18.17	22.17	244,523
2012	15.79	18.17	218,115
2011	16.88	15.79	269,460
2010	14.57	16.88	295,453
2009	11.02	14.57	210,288

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	26.91	28.77	2,514,199
2015	26.83	26.91	2,679,975
2014	24.41	26.83	2,465,327
2013	20.47	24.41	2,253,483
2012	17.85	20.47	1,854,441
2011	18.58	17.85	1,986,528
2010	15.80	18.58	1,849,881
2009	11.45	15.80	834,704

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	42.23	44.28	178,763
2015	40.45	42.23	242,159
2014	37.01	40.45	164,688
2013	26.30	37.01	295,138
2012	21.71	26.30	98,468
2011	22.16	21.71	60,865
2010	16.95	22.16	161,401
2009	12.31	16.95	18,607

FIdelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	28.55	29.53	583,110
2015	26.16	28.55	474,716
2014	22.71	26.16	438,464
2013	18.69	22.71	489,545
2012	16.25	18.69	433,839
2011	15.07	16.25	338,385
2010	13.14	15.07	141,295
2009	10.93	13.14	53,906

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	29.97	32.26	2,835,191
2015	29.87	29.97	3,159,257
2014	26.77	29.87	3,277,034
2013	20.46	26.77	3,388,918
2012	17.63	20.46	3,240,377
2011	18.15	17.63	3,576,199
2010	15.55	18.15	3,901,556
2009	11.50	15.55	2,168,114

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	30.38	37.13	437,980
2015	31.08	30.38	425,956
2014	29.63	31.08	451,117
2013	21.50	29.63	558,879
2012	18.12	21.50	371,891
2011	18.41	18.12	453,166
2010	14.72	18.41	441,387
2009	12.10	14.72	204,334

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	34.29	35.16	166,130
2015	33.96	34.29	289,020
2014	30.73	33.96	274,247
2013	22.24	30.73	266,799
2012	18.20	22.24	165,546
2011	18.74	18.20	159,257
2010	15.90	18.74	161,530
2009	11.73	15.90	83,963

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.56	21.14	139,414
2015	22.92	20.56	133,183
2014	22.68	22.92	156,380
2013	21.89	22.68	195,080
2012	19.22	21.89	267,339
2011	24.41	19.22	326,722
2010	20.79	24.41	373,007
2009	11.88	20.79	417,478

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	16.71	22.29	363,380
2015	21.09	16.71	342,517
2014	24.21	21.09	344,921
2013	19.51	24.21	355,007
2012	18.64	19.51	399,682
2011	19.69	18.64	546,257
2010	16.56	19.69	514,662
2009	11.24	16.56	321,464

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	27.20	31.98	688,808
2015	28.41	27.20	687,663
2014	26.22	28.41	794,703
2013	20.53	26.22	885,181
2012	17.56	20.53	755,016
2011	17.44	17.56	765,009
2010	15.21	17.44	771,126
2009	11.73	15.21	429,706

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	26.06	30.81	230,489
2015	27.12	26.06	193,333
2014	24.55	27.12	195,110
2013	18.40	24.55	218,198
2012	14.37	18.40	114,006
2011	18.12	14.37	94,839
2010	16.95	18.12	107,148
2009	13.36	16.95	41,147

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	9.90	10.78	441,469
2015	9.93	9.90	406,058
2014	10.00	9.93	332,558

FPRA

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.51	14.88	4,377,271
2015	14.55	14.51	4,795,588
2014	14.01	14.55	5,347,207
2013	13.30	14.01	6,099,824
2012	12.63	13.30	7,150,686
2011	12.37	12.63	7,208,941
2010	11.55	12.37	6,971,892
2009	10.51	11.55	3,460,561

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.93	19.68	6,087,632
2015	18.95	18.93	6,774,401
2014	18.07	18.95	7,392,703
2013	15.77	18.07	7,687,517
2012	14.36	15.77	7,519,285
2011	14.45	14.36	7,892,202
2010	12.96	14.45	7,865,472
2009	10.93	12.96	4,373,362

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.76	21.70	3,338,726
2015	20.72	20.76	3,643,868
2014	19.71	20.72	4,046,212
2013	16.66	19.71	4,210,047
2012	14.97	16.66	4,148,743
2011	15.31	14.97	4,098,681
2010	13.52	15.31	4,120,307
2009	11.08	13.52	2,129,825

FPRA

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	22.07	23.11	3,998,377
2015	22.02	22.07	4,419,450
2014	20.99	22.02	4,492,085
2013	17.29	20.99	4,503,303
2012	15.31	17.29	4,709,415
2011	15.80	15.31	5,044,629
2010	13.87	15.80	5,222,998
2009	11.18	13.87	3,149,297

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	24.42	25.74	1,009,011
2015	24.39	24.42	1,126,465
2014	23.22	24.39	1,330,881
2013	18.22	23.22	1,364,913
2012	16.01	18.22	1,195,043
2011	16.95	16.01	1,281,344
2010	14.63	16.95	1,282,298
2009	11.42	14.63	764,014

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	9.94	9.94	6,887,899
2015	9.97	9.94	6,689,987
2014	9.99	9.97	5,754,614
2013	10.01	9.99	7,072,885
2012	10.03	10.01	6,235,896
2011	10.04	10.03	8,244,096
2010	10.05	10.04	8,440,285
2009	10.02	10.05	12,143,123

FPRA

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	32.74	32.89	337,041
2015	30.65	32.74	396,328
2014	27.63	30.65	413,672
2013	20.34	27.63	397,924
2012	17.79	20.34	455,729
2011	17.81	17.79	499,221
2010	14.40	17.81	497,464
2009	11.28	14.40	246,253

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	27.99	32.37	396,529
2015	28.72	27.99	419,975
2014	26.10	28.72	504,375
2013	19.60	26.10	480,783
2012	16.58	19.60	290,021
2011	16.38	16.58	232,898
2010	14.32	16.38	254,352
2009	11.30	14.32	110,927

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	40.06	40.06	194,827
2015	38.05	40.06	345,262
2014	34.03	38.05	210,080
2013	24.76	34.03	248,716
2012	20.77	24.76	278,998
2011	20.37	20.77	263,058
2010	16.52	20.37	159,203
2009	11.39	16.52	99,828
FPRA

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	50.14	44.76	702,807
2015	47.29	50.14	1,047,318
2014	35.72	47.29	1,120,742
2013	22.95	35.72	941,019
2012	19.07	22.95	541,174
2011	17.66	19.07	391,926
2010	15.11	17.66	186,887
2009	11.44	15.11	114,214

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.29	23.20	1,259,628
2015	21.12	20.29	1,347,386
2014	20.93	21.12	1,670,489
2013	19.81	20.93	1,973,933
2012	17.38	19.81	2,160,853
2011	16.78	17.38	1,933,580
2010	14.76	16.78	2,113,722
2009	10.30	14.76	1,547,646

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	29.14	32.51	2,921,209
2015	28.83	29.14	2,623,612
2014	25.45	28.83	2,554,507
2013	19.29	25.45	2,553,210
2012	16.68	19.29	1,981,880
2011	16.39	16.68	2,069,488
2010	14.30	16.39	2,101,958
2009	11.33	14.30	1,246,656

FPRA

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	35.40	40.87	218,780
2015	36.20	35.40	173,865
2014	34.19	36.20	226,835
2013	24.53	34.19	262,551
2012	20.55	24.53	141,286
2011	21.62	20.55	192,356
2010	16.56	21.62	236,230
2009	11.87	16.56	71,790

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	32.00	30.96	199,168
2015	31.09	32.00	222,071
2014	30.29	31.09	200,619
2013	24.99	30.29	207,577
2012	19.92	24.99	135,929
2011	22.85	19.92	113,519
2010	19.82	22.85	130,574
2009	12.78	19.82	100,368

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.93	15.60	3,666,796
2015	15.07	14.93	3,416,149
2014	14.28	15.07	3,691,543
2013	14.57	14.28	3,607,979
2012	13.80	14.57	5,613,950
2011	12.90	13.80	5,904,416
2010	12.01	12.90	6,481,067
2009	10.41	12.01	6,816,054

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.31	19.17	118,334
2015	18.42	18.31	157,508
2014	17.71	18.42	173,555
2013	16.18	17.71	176,446
2012	14.80	16.18	130,886
2011	14.83	14.80	99,294
2010	13.36	14.83	95,615
2009	10.92	13.36	99,232

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.88	20.88	209,112
2015	20.00	19.88	256,165
2014	19.17	20.00	282,587
2013	16.95	19.17	303,842
2012	15.19	16.95	295,121
2011	15.29	15.19	383,022
2010	13.58	15.29	433,478
2009	10.99	13.58	310,244

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.41	21.55	427,627
2015	20.54	20.41	440,527
2014	19.67	20.54	517,589
2013	17.25	19.67	529,592
2012	15.42	17.25	563,794
2011	15.51	15.42	573,382
2010	13.77	15.51	524,850
2009	11.03	13.77	332,697

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	21.99	23.25	841,779
2015	22.12	21.99	806,518
2014	21.17	22.12	860,350
2013	18.30	21.17	897,683
2012	16.19	18.30	876,980
2011	16.42	16.19	867,010
2010	14.39	16.42	839,300
2009	11.21	14.39	445,777

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	23.51	24.89	639,696
2015	23.65	23.51	679,829
2014	22.57	23.65	706,323
2013	18.86	22.57	719,710
2012	16.44	18.86	634,837
2011	16.86	16.44	601,202
2010	14.61	16.86	574,686
2009	11.28	14.61	293,237

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	24.43	25.95	514,640
2015	24.56	24.43	530,606
2014	23.49	24.56	545,352
2013	19.35	23.49	573,691
2012	16.79	19.35	514,707
2011	17.32	16.79	515,834
2010	14.96	17.32	483,120
2009	11.41	14.96	214,534

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	14.98	15.60	214,452
2015	15.07	14.98	233,978
2014	14.56	15.07	274,821
2013	13.84	14.56	345,570
2012	13.03	13.84	305,983
2011	12.86	13.03	325,591
2010	12.00	12.86	374,473
2009	10.49	12.00	428,331

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	33.67	37.64	100,282
2015	37.13	33.67	118,256
2014	37.11	37.13	162,020
2013	30.47	37.11	170,969
2012	25.44	30.47	209,204
2011	27.81	25.44	256,389
2010	21.72	27.81	243,456
2009	12.25	21.72	137,085

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	30.05	33.61	1,083,373
2015	30.58	30.05	1,182,187
2014	28.86	30.58	1,295,129
2013	21.26	28.86	1,418,258
2012	18.58	21.26	1,450,824
2011	20.85	18.58	1,759,453
2010	16.25	20.85	1,968,201
2009	11.65	16.25	931,562

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.18	19.09	598,771
2015	19.54	20.18	696,430
2014	21.33	19.54	674,359
2013	16.40	21.33	768,094
2012	13.63	16.40	716,319
2011	16.52	13.63	894,839
2010	14.65	16.52	953,424
2009	11.63	14.65	435,058

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	46.09	48.57	325,013
2015	44.58	46.09	352,115
2014	34.37	44.58	418,738
2013	33.85	34.37	418,686
2012	28.65	33.85	517,586
2011	26.59	28.65	401,220
2010	20.48	26.59	325,798
2009	14.94	20.48	163,182

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.48	18.86	5,299,122
2015	17.82	17.48	5,870,870
2014	17.25	17.82	6,802,825
2013	17.24	17.25	7,570,822
2012	15.64	17.24	9,537,467
2011	15.00	15.64	9,824,792
2010	13.73	15.00	9,857,295
2009	10.59	13.73	7,439,054

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	46.06	51.15	367,109
2015	43.53	46.06	368,882
2014	39.01	43.53	360,890
2013	30.62	39.01	299,352
2012	26.12	30.62	286,308
2011	29.07	26.12	331,636
2010	22.85	29.07	444,182
2009	11.70	22.85	330,918

FIdelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	32.49	39.76	147,439
2015	31.82	32.49	49,359
2014	30.82	31.82	30,731
2013	25.48	30.82	49,908
2012	21.28	25.48	53,576
2011	21.78	21.28	26,750
2010	18.60	21.78	42,420
2009	12.62	18.60	10,941

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	20.73	23.58	259,369
2015	23.30	20.73	228,109
2014	19.20	23.30	325,406
2013	15.92	19.20	246,727
2012	14.86	15.92	278,901
2011	13.17	14.86	427,047
2010	11.90	13.17	151,973
2009	10.36	11.90	76,228

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	34.98	39.03	220,920
2015	35.33	34.98	232,694
2014	31.83	35.33	205,337
2013	24.10	31.83	200,149
2012	19.99	24.10	171,506
2011	20.58	19.99	187,824
2010	17.53	20.58	187,102
2009	12.36	17.53	124,366

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	39.02	42.64	107,036
2015	40.36	39.02	121,424
2014	37.93	40.36	123,867
2013	29.15	37.93	151,930
2012	22.97	29.15	177,496
2011	25.29	22.97	131,485
2010	20.05	25.29	175,445
2009	12.77	20.05	103,994

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.69	12.12	526,771
2015		11.82	11.69	753,610
2014		11.62	11.82	902,516
2013		10.17	11.62	859,930
2012	*	9.90	10.17	243,960

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.23	10.27	394,676
2015		10.20	10.23	252,540
2014		9.89	10.20	187,982
2013		10.15	9.89	160,877
2012	*	10.05	10.15	381,225

*  Period from 4/30/2012 to 12/31/2012

FPRA

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.60	10.88	344,191
2015		11.10	10.60	498,461
2014		10.93	11.10	699,204
2013		10.78	10.93	738,890
2012	*	10.00	10.78	499,054

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	17.65	18.80	24,727
2015	17.95	17.65	34,203
2014	17.87	17.95	37,013
2013	14.62	17.87	52,174
2012	12.89	14.62	63,745
2011	14.50	12.89	65,703
2010	13.11	14.50	64,332
2009	11.34	13.11	40,175

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.68	22.57	389,012
2015	23.38	18.68	376,748
2014	24.51	23.38	489,156
2013	24.82	24.51	589,110
2012	20.34	24.82	702,833
2011	24.80	20.34	797,844
2010	20.22	24.80	1,059,019
2009	11.92	20.22	372,126

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	18.27	20.14	623,500
2015	18.52	18.27	683,916
2014	18.04	18.52	879,820
2013	19.82	18.04	1,074,332
2012	16.84	19.82	1,677,124
2011	15.77	16.84	1,484,986
2010	14.42	15.77	1,404,228
2009	11.11	14.42	687,535

FPRA

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.32	20.57	72,972
2015	21.68	19.32	83,782
2014	22.76	21.68	112,249
2013	23.05	22.76	133,493
2012	19.27	23.05	192,592
2011	23.62	19.27	252,332
2010	19.91	23.62	315,880
2009	11.76	19.91	275,821

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	19.72	20.76	86,266
2015	21.12	19.72	128,363
2014	20.72	21.12	176,780
2013	17.92	20.72	159,478
2012	15.78	17.92	132,360
2011	16.42	15.78	171,283
2010	15.59	16.42	208,972
2009	11.80	15.59	139,334

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		5.24	6.01	110,867
2015		7.07	5.24	84,807
2014		8.68	7.07	100,143
2013		10.20	8.68	130,231
2012	*	10.01	10.20	102,745

*  Period from 4/30/2012 to 12/31/2012

FPRA

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.38	11.51	4,443,845
2015		11.37	11.38	4,753,055
2014		11.31	11.37	5,558,760
2013		11.35	11.31	6,600,975
2012		10.75	11.35	7,990,946
2011		10.66	10.75	9,243,230
2010		10.15	10.66	10,015,240
2009	*	10.00	10.15	4,430,174

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.11	12.71	2,108,083
2015		12.48	12.11	2,328,890
2014		12.14	12.48	2,715,113
2013		13.40	12.14	3,575,437
2012		12.36	13.40	6,632,051
2011		11.09	12.36	6,565,338
2010		10.29	11.09	5,743,275
2009	*	10.00	10.29	2,201,234

*  Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.57	12.88	6,113,107
2015		12.55	12.57	6,696,878
2014		12.06	12.55	7,381,351
2013		12.33	12.06	9,480,848
2012		11.28	12.33	13,577,340
2011		10.92	11.28	13,897,608
2010		10.13	10.92	15,137,867
2009	*	10.00	10.13	6,454,957

*  Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2016 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.77	15.20	2,901,987
2015		14.78	14.77	3,213,641
2014		13.99	14.78	2,917,705
2013		12.11	13.99	1,923,279
2012		10.78	12.11	1,668,587
2011		11.10	10.78	1,644,434
2010	*	10.00	11.10	1,270,113

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.02	16.38	1,345,145
2015		16.04	16.02	1,719,054
2014		15.17	16.04	1,257,354
2013		12.42	15.17	904,243
2012		10.77	12.42	595,425
2011		11.50	10.77	547,476
2010	*	10.00	11.50	276,795

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.87	18.06	16,054,825
2015		16.80	16.87	14,526,318
2014		15.26	16.80	11,418,815
2013		12.78	15.26	8,061,135
2012		11.13	12.78	4,322,151
2011		11.57	11.13	3,461,055
2010	*	10.00	11.57	2,510,399

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		23.24	24.40	1,812,097
2015		22.23	23.24	2,443,991
2014		20.30	22.23	1,362,705
2013		14.41	20.30	1,595,938
2012		11.88	14.41	507,338
2011		12.10	11.88	425,609
2010	*	10.00	12.10	502,995

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		21.37	22.13	3,885,237
2015		19.55	21.37	3,232,874
2014		16.94	19.55	2,635,613
2013		13.93	16.94	2,243,920
2012		12.09	13.93	1,456,382
2011		11.20	12.09	968,502
2010	*	10.00	11.20	195,483

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		19.65	21.18	17,882,903
2015		19.55	19.65	18,016,989
2014		17.49	19.55	16,016,408
2013		13.35	17.49	14,220,324
2012		11.49	13.35	10,503,396
2011		11.81	11.49	8,880,828
2010	*	10.00	11.81	7,182,077

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		20.59	25.21	4,040,473
2015		21.03	20.59	3,385,178
2014		20.02	21.03	2,964,160
2013		14.51	20.02	3,090,296
2012		12.21	14.51	1,214,841
2011		12.39	12.21	1,194,782
2010	*	10.00	12.39	991,219

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		21.59	22.18	1,769,779
2015		21.36	21.59	2,388,555
2014		19.29	21.36	2,090,916
2013		13.94	19.29	1,768,186
2012		11.39	13.94	649,521
2011		11.71	11.39	430,913
2010	*	10.00	11.71	395,766

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		9.87	10.17	1,281,175
2015		10.99	9.87	1,039,545
2014		10.86	10.99	883,505
2013		10.46	10.86	704,553
2012		9.18	10.46	679,562
2011		11.63	9.18	552,207
2010	*	10.00	11.63	708,862

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.23	15.00	3,658,487
2015		14.16	11.23	3,010,890
2014		16.22	14.16	2,092,847
2013		13.06	16.22	1,902,797
2012		12.46	13.06	1,722,614
2011		13.14	12.46	1,834,995
2010	*	10.00	13.14	1,409,126

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		18.37	21.64	5,494,081
2015		19.16	18.37	4,882,501
2014		17.66	19.16	5,261,669
2013		13.81	17.66	4,721,838
2012		11.79	13.81	3,334,547
2011		11.70	11.79	2,611,047
2010	*	10.00	11.70	2,079,377

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.62	19.68	2,743,683
2015		17.27	16.62	2,304,111
2014		15.61	17.27	2,083,228
2013		11.68	15.61	1,227,734
2012		9.11	11.68	904,740
2011		11.47	9.11	354,380
2010	*	10.00	11.47	420,998

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016	9.92	10.82	6,187,799
2015	9.94	9.92	4,752,227
2014	10.00	9.94	3,670,200

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.26	12.59	11,787,709
2015		12.27	12.26	12,278,357
2014		11.80	12.27	13,165,741
2013		11.18	11.80	11,025,579
2012		10.60	11.18	9,481,661
2011		10.37	10.60	6,581,274
2010	*	10.00	10.37	2,679,215

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.38	14.97	13,976,676
2015		14.38	14.38	14,239,784
2014		13.69	14.38	13,738,224
2013		11.93	13.69	12,364,747
2012		10.84	11.93	7,898,351
2011		10.90	10.84	6,534,348
2010	*	10.00	10.90	3,917,725

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.17	15.88	11,272,109
2015		15.12	15.17	11,448,084
2014		14.36	15.12	9,860,473
2013		12.12	14.36	7,145,445
2012		10.87	12.12	5,144,727
2011		11.11	10.87	4,799,482
2010	*	10.00	11.11	2,759,073

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.88	16.65	12,671,980
2015		15.82	15.88	12,612,292
2014		15.05	15.82	11,782,636
2013		12.38	15.05	9,968,411
2012		10.94	12.38	6,341,406
2011		11.28	10.94	5,431,233
2010	*	10.00	11.28	3,334,068

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.75	17.68	4,785,530
2015		16.70	16.75	4,925,343
2014		15.88	16.70	4,447,200
2013		12.44	15.88	3,866,078
2012		10.92	12.44	2,945,509
2011		11.54	10.92	3,671,065
2010	*	10.00	11.54	1,822,278

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		9.98	9.99	43,745,803
2015		9.99	9.98	34,480,408
2014		10.00	9.99	28,774,855
2013		10.01	10.00	31,390,447
2012		10.01	10.01	21,048,733
2011		10.01	10.01	19,159,498
2010	*	10.00	10.01	14,570,311

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		22.65	22.79	3,362,713
2015		21.17	22.65	3,586,403
2014		19.06	21.17	3,096,645
2013		14.00	19.06	2,350,102
2012		12.23	14.00	1,680,390
2011		12.23	12.23	1,576,060
2010	*	10.00	12.23	1,158,302

*  Period from 09/7/2010 to 12/31/2010
FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		20.40	23.64	2,704,429
2015		20.91	20.40	2,329,897
2014		18.97	20.91	2,587,856
2013		14.22	18.97	1,877,816
2012		12.02	14.22	853,511
2011		853,511	12.02	603,514
2010	*	10.00	11.85	396,655

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		24.16	24.20	2,439,325
2015		22.92	24.16	3,822,416
2014		20.46	22.92	2,279,850
2013		14.87	20.46	1,984,611
2012		12.45	14.87	1,366,826
2011		12.20	12.45	1,073,476
2010	*	10.00	12.20	477,182

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		34.23	30.60	5,976,085
2015		32.24	34.23	8,376,056
2014		24.31	32.24	6,731,893
2013		15.60	24.31	4,597,695
2012		12.94	15.60	1,713,984
2011		11.96	12.94	1,225,650
2010	*	10.00	11.96	364,962

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.86	14.73	11,094,282
2015		13.37	12.86	10,532,422
2014		13.23	13.37	11,238,346
2013		12.50	13.23	12,181,574
2012		10.95	12.50	10,414,111
2011		10.56	10.95	7,276,636
2010	*	10.00	10.56	5,675,989

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		20.75	23.19	28,889,195
2015		20.50	20.75	23,832,082
2014		18.07	20.50	20,086,046
2013		13.68	18.07	14,622,029
2012		11.81	13.68	8,403,582
2011		11.59	11.81	6,213,123
2010	*	10.00	11.59	5,590,666

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		20.12	23.27	2,401,039
2015		20.55	20.12	1,888,813
2014		19.37	20.55	1,919,173
2013		13.88	19.37	2,093,763
2012		11.61	13.88	773,592
2011		12.20	11.61	789,323
2010	*	10.00	12.20	843,586

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.76	16.24	3,841,960
2015		16.26	16.76	3,940,360
2014		15.82	16.26	2,479,902
2013		13.03	15.82	1,807,929
2012		10.37	13.03	777,657
2011		11.88	10.37	490,430
2010	*	10.00	11.88	321,636

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.63	12.17	19,106,557
2015		11.72	11.63	16,760,413
2014		11.09	11.72	15,128,878
2013		11.30	11.09	10,210,408
2012		10.69	11.30	13,371,276
2011		9.97	10.69	10,146,201
2010	*	10.00	9.97	7,855,777

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		13.42	14.07	143,790
2015		13.48	13.42	267,719
2014		12.94	13.48	264,711
2013		11.81	12.94	172,135
2012		10.78	11.81	151,552
2011		10.79	10.78	14,203
2010	*	10.00	10.79	18,452

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.30	15.05	252,765
2015		14.36	14.30	282,069
2014		13.75	14.36	284,892
2013		12.14	13.75	462,536
2012		10.87	12.14	377,223
2011		10.91	10.87	425,880
2010	*	10.00	10.91	255,873

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.51	15.34	546,790
2015		14.57	14.51	588,234
2014		13.94	14.57	567,520
2013		12.20	13.94	554,218
2012		10.90	12.20	351,103
2011		10.94	10.90	227,930
2010	*	10.00	10.94	467,279

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.03	15.93	1,352,751
2015		15.10	15.03	1,529,580
2014		14.43	15.10	1,478,539
2013		12.46	14.43	862,575
2012		11.01	12.46	771,343
2011		11.14	11.01	794,445
2010	*	10.00	11.14	600,022

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.88	16.83	1,413,873
2015		15.95	15.88	1,524,144
2014		15.20	15.95	1,452,779
2013		12.68	15.20	1,084,225
2012		11.03	12.68	577,683
2011		11.30	11.03	292,770
2010	*	10.00	11.30	111,507

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.21	17.25	847,979
2015		16.28	16.21	893,584
2014		15.55	16.28	746,862
2013		12.78	15.55	674,558
2012		11.08	12.78	192,639
2011		11.41	11.08	111,731
2010	*	10.00	11.41	78,278

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.18	12.70	1,138,467
2015		12.24	12.18	1,106,743
2014		11.80	12.24	1,344,873
2013		11.20	11.80	1,078,747
2012		10.53	11.20	348,892
2011		10.38	10.53	320,517
2010	*	10.00	10.38	466,413

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		15.43	17.28	1,161,227
2015		16.99	15.43	819,025
2014		16.96	16.99	995,379
2013		13.90	16.96	881,298
2012		11.59	13.90	841,634
2011		12.65	11.59	1,139,529
2010	*	10.00	12.65	1,133,684

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.87	18.89	9,784,179
2015		17.13	16.87	9,824,098
2014		16.15	17.13	8,770,465
2013		11.88	16.15	7,766,265
2012		10.36	11.88	5,626,253
2011		11.62	10.36	5,778,480
2010	*	10.00	11.62	5,237,933

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		14.59	13.82	5,031,113
2015		14.10	14.59	5,283,154
2014		15.37	14.10	4,127,877
2013		11.80	15.37	4,059,008
2012		9.79	11.80	2,225,953
2011		11.85	9.79	2,146,816
2010	*	10.00	11.85	1,766,211

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		18.96	20.01	4,178,836
2015		18.31	18.96	4,302,629
2014		14.10	18.31	4,367,461
2013		13.86	14.10	3,236,437
2012		11.72	13.86	2,544,554
2011		10.86	11.72	1,878,065
2010	*	10.00	10.86	1,202,381

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		12.04	13.01	25,368,319
2015		12.25	12.04	25,262,496
2014		11.84	12.25	25,673,950
2013		11.82	11.84	23,480,874
2012		10.71	11.82	24,364,107
2011		10.25	10.71	17,772,701
2010	*	10.00	10.25	10,866,980

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		19.85	22.08	4,038,321
2015		18.73	19.85	4,682,866
2014		16.76	18.73	3,487,193
2013		13.14	16.76	2,328,432
2012		11.19	13.14	2,097,620
2011		12.44	11.19	1,840,583
2010	*	10.00	12.44	1,711,981

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		17.18	21.06	1,229,965
2015		16.80	17.18	453,519
2014		16.25	16.80	253,168
2013		13.41	16.25	258,177
2012		11.19	13.41	226,020
2011		11.43	11.19	144,409
2010	*	10.00	11.43	90,445

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		16.63	18.94	1,475,873
2015		18.66	16.63	902,075
2014		15.36	18.66	1,647,769
2013		12.71	15.36	870,902
2012		11.85	12.71	828,454
2011		10.49	11.85	983,632
2010	*	10.00	10.49	252,514

*  Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		19.99	22.34	2,343,308
2015		20.16	19.99	1,975,295
2014		18.14	20.16	1,594,247
2013		13.71	18.14	985,284
2012		11.36	13.71	437,132
2011		11.67	11.36	441,247
2010	*	10.00	11.67	496,905

*  Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		18.86	20.64	1,771,371
2015		19.47	18.86	2,096,680
2014		18.28	19.47	1,679,670
2013		14.02	18.28	1,721,535
2012		11.04	14.02	1,171,599
2011		12.13	11.04	1,125,510
2010	*	10.00	12.13	1,013,077

*  Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.76	12.21	5,053,579
2015		11.87	11.76	5,390,100
2014		11.65	11.87	5,107,353
2013		10.18	11.65	3,811,892
2012	*	9.90	10.18	1,262,530

*  Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.28	10.34	2,137,781
2015		10.25	10.28	1,714,100
2014		9.92	10.25	1,399,708
2013		10.16	9.92	779,733
2012	*	10.05	10.16	1,360,121

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.66	10.96	3,851,465
2015		11.15	10.66	5,010,273
2014		10.96	11.15	5,598,456
2013		10.80	10.96	4,027,431
2012	*	10.00	10.80	1,663,740

*  Period from 4/30/2012 to 12/31/2012

FPRA

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		13.86	14.79	293,841
2015		14.08	13.86	305,654
2014		13.99	14.08	298,518
2013		11.44	13.99	287,468
2012		10.06	11.44	154,698
2011		11.30	10.06	201,376
2010	*	10.00	11.30	124,054

*  Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		8.68	10.51	3,680,295
2015		10.85	8.68	3,588,436
2014		11.36	10.85	3,795,360
2013		11.49	11.36	3,822,141
2012		9.40	11.49	3,285,816
2011		11.45	9.40	2,671,804
2010	*	10.00	11.45	2,512,779

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.54	12.74	4,019,208
2015		11.68	11.54	4,343,988
2014		11.36	11.68	5,110,675
2013		12.46	11.36	5,599,294
2012		10.57	12.46	7,309,702
2011		9.89	10.57	4,182,877
2010	*	10.00	9.89	2,764,837

*  Period from 09/7/2010 to 12/31/2010

FPRA

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		9.41	10.03	1,240,715
2015		10.54	9.41	1,080,836
2014		11.05	10.54	1,074,401
2013		11.18	11.05	1,051,327
2012		9.33	11.18	966,794
2011		11.41	9.33	1,007,853
2010	*	10.00	11.41	1,339,159

*  Period from 09/7/2010 to 12/31/2010

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		13.65	14.40	364,772
2015		14.60	13.65	533,401
2014		14.31	14.60	653,735
2013		12.35	14.31	549,627
2012		10.86	12.35	382,077
2011		11.29	10.86	402,096
2010	*	10.00	11.29	517,079

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		5.27	6.06	1,375,009
2015		7.09	5.27	1,133,981
2014		8.71	7.09	900,337
2013		10.22	8.71	906,087
2012	*	10.01	10.22	623,703

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		10.85	10.99	16,060,705
2015		10.82	10.85	16,502,756
2014		10.74	10.82	17,315,893
2013		10.77	10.74	18,096,714
2012		10.18	10.77	17,145,607
2011		10.08	10.18	14,804,326
2010	*	10.00	10.08	10,673,712

*  Period from 09/7/2010 to 12/31/2010

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.01	11.57	6,868,817
2015		11.33	11.01	6,817,274
2014		11.00	11.33	7,576,167
2013		12.13	11.00	9,150,164
2012		11.17	12.13	14,577,815
2011		10.01	11.17	10,248,440
2010	*	10.00	10.01	4,921,538

*  Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2016		11.59	11.89	15,106,321
2015		11.55	11.59	14,411,862
2014		11.08	11.55	14,445,978
2013		11.32	11.08	18,813,020
2012		10.34	11.32	23,200,870
2011		9.99	10.34	16,101,599
2010	*	10.00	9.99	9,517,443

*  Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2016 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FPRA-PRO-0417
1.819090.116

FPRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2017

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2017 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0417
1.819091.116

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or surviving Owner's entire interest is payable over the Beneficiaries or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

2

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2016 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2016

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,088	$1,067,746	$96,534	$391,835	$415,015	$327,035	$375,525	$213,822
Receivable from FILI	51	0	14	0	149	0	72	0
Total assets	233,139	1,067,746	96,548	391,835	415,164	327,035	375,597	213,822
Liabilities:
Payable to FILI	0	2	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Net Assets:
Fidelity Retirement Reserves	$216,904	$0	$74,654	$0	$359,687	$0	$341,349	$0
Fidelity Income Advantage	16,235	0	21,894	0	55,477	0	34,248	0
Fidelity Personal Retirement	0	1,061,754	0	391,835	0	327,035	0	213,822
Fidelity Freedom Lifetime Income	0	2,399	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	3,591	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,418	0	1,446	0	3,467	0	3,029	0
Unit Value	$20.82	$0	$51.64	$0	$103.72	$0	$112.68	$0
Fidelity Income Advantage:
Units Outstanding	806	0	439	0	553	0	314	0
Unit Value	$20.09	$0	$49.83	$0	$100.10	$0	$108.75	$0
Fidelity Personal Retirement:
Units Outstanding	0	99,721	0	22,622	0	15,793	0	9,632
Highest Value	$0	$11.33	$0	$23.20	$0	$31.98	$0	$32.89
Lowest Value	$0	$9.94	$0	$14.73	$0	$19.37	$0	$21.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	220	0	0	0	0	0	0
Unit Value	$0	$10.89	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	370	0	0	0	0	0	0
Highest Unit Value	$0	$9.57	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	8	0	0	0	0	0	0
Highest Unit Value	$0	$9.43	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.06	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
3

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$77,779	$176,435	$204,041	$644,812	$213,579	$161,111
Receivable from FILI	0	0	65	0	53	0
Total assets	77,779	176,435	204,106	644,812	213,632	161,111
Liabilities:
Payable to FILI	2	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Net Assets:
Fidelity Retirement Reserves	$70,204	$0	$159,036	$0	$180,228	$0
Fidelity Income Advantage	7,573	0	45,070	0	33,404	0
Fidelity Personal Retirement	0	176,435	0	644,812	0	161,111
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,668	0	3,796	0	3,369	0
Unit Value	$42.08	$0	$41.89	$0	$53.49	$0
Fidelity Income Advantage:
Units Outstanding	186	0	1,114	0	647	0
Unit Value	$40.61	$0	$40.43	$0	$51.62	$0
Fidelity Personal Retirement:
Units Outstanding	0	12,432	0	45,315	0	9,363
Highest Value	$0	$19.09	$0	$15.76	$0	$21.44
Lowest Value	$0	$13.82	$0	$12.17	$0	$15.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
4

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$2,127,120	$67,826	$91,347	$859,956	$1,149,056	$149,262	$2,176,763
Receivable from FILI	157	23	0	148	0	82	1
Total assets	2,127,277	67,849	91,347	860,104	1,149,056	149,344	2,176,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Net Assets:
Fidelity Retirement Reserves	$430,647	$55,054	$0	$770,685	$0	$113,725	$0
Fidelity Income Advantage	58,770	12,795	0	89,419	0	35,619	0
Fidelity Personal Retirement	1,637,860	0	91,347	0	1,149,056	0	1,235,751
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	941,013
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,280	1,560	0	9,672	0	3,830	0
Unit Value	$68.56	$35.31	$0	$79.68	$0	$29.69	$0
Fidelity Income Advantage:
Units Outstanding	886	374	0	1,161	0	1,241	0
Unit Value	$66.17	$34.08	$0	$76.89	$0	$28.65	$0
Fidelity Personal Retirement:
Units Outstanding	70,925	0	5,144	0	51,036	0	60,398
Highest Value	$32.51	$0	$23.83	$0	$32.26	$0	$28.77
Lowest Value	$22.32	$0	$16.38	$0	$21.18	$0	$18.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	37,204
Highest Value	$0	$0	$0	$0	$0	$0	$26.56
Lowest Value	$0	$0	$0	$0	$0	$0	$15.39
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	19,869
Highest Value	$0	$0	$0	$0	$0	$0	$26.23
Lowest Value	$0	$0	$0	$0	$0	$0	$15.17
See accompanying notes which are an integral part of the financial statements.

Annual Report
5

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$22,734	$105,229	$123,526	$188,088	$70,784	$162,076	$322,386	$494,945
Receivable from FILI	11	0	43	0	11	0	0	0
Total assets	22,745	105,229	123,569	188,088	70,795	162,076	322,386	494,945
Liabilities:
Payable to FILI	0	0	0	0	0	0	45	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Net Assets:
Fidelity Retirement Reserves	$19,186	$0	$100,621	$0	$59,299	$0	$270,279	$0
Fidelity Income Advantage	3,559	0	22,948	0	11,496	0	52,062	0
Fidelity Personal Retirement	0	105,229	0	188,088	0	162,076	0	494,945
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	710	0	2,901	0	2,366	0	6,545	0
Unit Value	$27.01	$0	$34.69	$0	$25.06	$0	$41.29	$0
Fidelity Income Advantage:
Units Outstanding	135	0	685	0	475	0	1,305	0
Unit Value	$26.30	$0	$33.47	$0	$24.19	$0	$39.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,520	0	8,157	0	7,037	0	22,234
Highest Value	$0	$35.16	$0	$32.37	$0	$40.06	$0	$33.61
Lowest Value	$0	$22.18	$0	$22.02	$0	$21.63	$0	$18.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
6

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$41,185	$86,933	$24,016	$89,636	$63,780	$229,140	$58,030	$149,211
Receivable from FILI	16	1	0	0	24	0	23	0
Total assets	41,201	86,934	24,016	89,636	63,804	229,140	58,053	149,211
Liabilities:
Payable to FILI	0	0	2	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Net Assets:
Fidelity Retirement Reserves	$32,636	$0	$20,794	$0	$55,464	$0	$50,885	$0
Fidelity Income Advantage	8,565	0	3,220	0	8,340	0	7,168	0
Fidelity Personal Retirement	0	86,934	0	89,636	0	229,140	0	149,211
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,317	0	933	0	2,171	0	1,837	0
Unit Value	$24.77	$0	$22.29	$0	$25.55	$0	$27.70	$0
Fidelity Income Advantage:
Units Outstanding	355	0	149	0	336	0	266	0
Unit Value	$24.12	$0	$21.61	$0	$24.77	$0	$26.86	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,126	0	4,136	0	8,632	0	9,173
Highest Value	$0	$42.64	$0	$23.58	$0	$51.15	$0	$22.29
Lowest Value	$0	$20.39	$0	$18.94	$0	$22.08	$0	$15.00
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
7

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$118,196	$486,468	$38,321	$118,002	$38,536	$135,052	$21,651	$111,490
Receivable from FILI	21	0	4	0	14	0	8	0
Total assets	118,217	486,468	38,325	118,002	38,550	135,052	21,659	111,490
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Net Assets:
Fidelity Retirement Reserves	$104,377	$0	$35,401	$0	$32,895	$0	$17,195	$0
Fidelity Income Advantage	13,840	0	2,924	0	5,655	0	4,464	0
Fidelity Personal Retirement	0	486,468	0	118,002	0	135,052	0	111,490
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,950	0	2,472	0	808	0	667	0
Unit Value	$35.39	$0	$14.32	$0	$40.73	$0	$25.78	$0
Fidelity Income Advantage:
Units Outstanding	403	0	210	0	143	0	178	0
Unit Value	$34.30	$0	$13.88	$0	$39.48	$0	$24.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	15,205	0	7,613	0	5,004	0	4,414
Highest Value	$0	$44.76	$0	$30.81	$0	$40.87	$0	$44.28
Lowest Value	$0	$30.60	$0	$12.27	$0	$23.27	$0	$24.40
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
8

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$47,451	$208,993	$71,488	$874,097	$13,176
Receivable from FILI	0	0	9	0	2
Total assets	47,451	208,993	71,497	874,097	13,178
Liabilities:
Payable to FILI	63	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Net Assets:
Fidelity Retirement Reserves	$41,505	$0	$60,786	$0	$11,531
Fidelity Income Advantage	5,883	0	10,711	0	1,647
Fidelity Personal Retirement	0	208,993	0	874,097	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,199	0	3,195	0	747
Unit Value	$34.62	$0	$19.02	$0	$15.43
Fidelity Income Advantage:
Units Outstanding	177	0	577	0	109
Unit Value	$33.70	$0	$18.54	$0	$15.08
Fidelity Personal Retirement:
Units Outstanding	0	9,315	0	55,023	0
Highest Value	$0	$48.57	$0	$18.86	$0
Lowest Value	$0	$20.01	$0	$13.01	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
9

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$141,608	$21,910	$135,513	$11,180
Receivable from FILI	0	3	0	3
Total assets	141,608	21,913	135,513	11,183
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Net Assets:
Fidelity Retirement Reserves	$0	$18,734	$0	$11,183
Fidelity Income Advantage	0	3,179	0	0
Fidelity Personal Retirement	141,608	0	135,513	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	942	0	769
Unit Value	$0	$19.88	$0	$14.54
Fidelity Income Advantage:
Units Outstanding	0	164	0	0
Unit Value	$0	$19.42	$0	$0
Fidelity Personal Retirement:
Units Outstanding	8,795	0	6,260	0
Highest Value	$30.96	$0	$39.03	$0
Lowest Value	$15.37	$0	$20.17	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
10

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$63,924	$5,861	$16,834	$10,311	$53,982	$24,389	$90,327
Receivable from FILI	0	0	0	1	0	1	0
Total assets	63,924	5,861	16,834	10,312	53,982	24,390	90,327
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Net Assets:
Fidelity Retirement Reserves	$0	$5,861	$0	$10,312	$0	$24,390	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	63,924	0	16,834	0	53,982	0	90,327
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	374	0	613	0	1,411	0
Unit Value	$0	$15.68	$0	$16.81	$0	$17.28	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,385	0	1,037	0	3,110	0	5,082
Highest Value	$15.60	$0	$19.17	$0	$20.88	$0	$21.55
Lowest Value	$12.70	$0	$14.07	$0	$15.05	$0	$15.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
11

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$24,215	$170,145	$12,809	$152,769	$17,273	$145,170
Receivable from FILI	1	0	0	0	0	0
Total assets	24,216	170,145	12,809	152,769	17,273	145,170
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Net Assets:
Fidelity Retirement Reserves	$24,216	$0	$12,809	$0	$17,273	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	170,145	0	152,769	0	145,170
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,389	0	698	0	950	0
Unit Value	$17.43	$0	$18.34	$0	$18.19	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,464	0	8,132	0	7,743
Highest Value	$0	$23.25	$0	$24.89	$0	$25.95
Lowest Value	$0	$15.93	$0	$16.83	$0	$17.25
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
12

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$12,363	$32,859	$25,846	$38,785	$240,229	$678,368	$1,271,686
Receivable from FILI	12	16	7	16	0	7	94
Total assets	12,375	32,875	25,853	38,801	240,229	678,375	1,271,780
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$33,148	$0	$51,509	$83,514
Fidelity Income Advantage	0	0	0	5,653	0	12,692	46,918
Fidelity Personal Retirement	0	0	0	0	240,229	602,290	1,026,973
Fidelity Freedom Lifetime Income	12,375	32,875	25,853	0	0	11,884	114,375
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,741	0	3,804	5,624
Unit Value	$0	$0	$0	$19.04	$0	$13.54	$14.85
Fidelity Income Advantage:
Units Outstanding	0	0	0	303	0	958	3,224
Unit Value	$0	$0	$0	$18.64	$0	$13.25	$14.53
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	10,577	43,233	64,374
Highest Value	$0	$0	$0	$0	$37.13	$14.88	$19.68
Lowest Value	$0	$0	$0	$0	$20.02	$12.59	$14.97
Fidelity Freedom Lifetime Income:
Units Outstanding	769	1,943	1,425	0	0	941	8,255
Unit Value	$16.07	$16.91	$18.14	$0	$0	$12.63	$13.85
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
13

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,660,140	$1,050,926	$372,011	$35,067	$256,003	$11,892	$47,705
Receivable from FILI	0	27	63	15	0	5	0
Total assets	1,660,140	1,050,953	372,074	35,082	256,003	11,897	47,705
Liabilities:
Payable to FILI	18	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Net Assets:
Fidelity Retirement Reserves	$33,829	$45,690	$26,801	$30,186	$0	$10,899	$0
Fidelity Income Advantage	18,607	27,503	12,015	4,896	0	998	0
Fidelity Personal Retirement	732,777	951,796	319,957	0	256,003	0	47,705
Fidelity Freedom Lifetime Income	123,242	25,964	13,301	0	0	0	0
Fidelity Growth and Guaranteed Income	751,667	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,405	3,007	1,762	1,339	0	614	0
Unit Value	$14.06	$15.19	$15.21	$22.53	$0	$17.75	$0
Fidelity Income Advantage:
Units Outstanding	1,350	1,849	805	221	0	57	0
Unit Value	$13.82	$14.87	$14.88	$22.10	$0	$17.40	$0
Fidelity Personal Retirement:
Units Outstanding	47,231	56,911	18,774	0	10,944	0	2,547
Highest Value	$21.70	$23.11	$25.74	$0	$29.53	$0	$37.64
Lowest Value	$14.76	$16.11	$16.13	$0	$22.13	$0	$17.28
Fidelity Freedom Lifetime Income:
Units Outstanding	8,609	1,827	932	0	0	0	0
Unit Value	$14.31	$14.21	$14.27	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	29,172	0	0	0	0	0	0
Highest Value	$20.03	$0	$0	$0	$0	$0	$0
Lowest Value	$13.47	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	20,592	0	0	0	0	0	0
Highest Value	$19.79	$0	$0	$0	$0	$0	$0
Lowest Value	$13.28	$0	$0	$0	$0	$0	$0
See accompanying notes which are an integral part of the financial statements.

Annual Report
14

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$14,186	$67,445	$4,831	$30,792	$6,357	$126,335	$58,810
Receivable from FILI	9	0	1	0	0	0	13
Total assets	14,195	67,445	4,832	30,792	6,357	126,335	58,823
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Net Assets:
Fidelity Retirement Reserves	$11,303	$0	$4,460	$0	$5,905	$0	$25,285
Fidelity Income Advantage	2,892	0	372	0	452	0	2,972
Fidelity Personal Retirement	0	67,445	0	30,792	0	126,335	30,566
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	722	0	586	0	556	0	1,035
Unit Value	$15.66	$0	$7.61	$0	$10.62	$0	$24.42
Fidelity Income Advantage:
Units Outstanding	188	0	50	0	43	0	126
Unit Value	$15.35	$0	$7.48	$0	$10.57	$0	$23.57
Fidelity Personal Retirement:
Units Outstanding	0	3,554	0	3,291	0	11,699	2,712
Highest Value	$0	$39.76	$0	$21.14	$0	$10.82	$20.57
Lowest Value	$0	$16.39	$0	$7.92	$0	$10.78	$10.03
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
15

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$132,152	$28,058	$21,728	$24,826	$18,613	$106,385	$16,796
Receivable from FILI	0	7	4	10	9	0	1
Total assets	132,152	28,065	21,732	24,836	18,622	106,385	16,797
Liabilities:
Payable to FILI	30	0	0	0	0	5	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Net Assets:
Fidelity Retirement Reserves	$14,549	$7,363	$7,538	$21,409	$16,288	$13,289	$109
Fidelity Income Advantage	2,024	2,611	1,707	3,427	2,334	865	24
Fidelity Personal Retirement	115,549	18,091	12,487	0	0	92,226	16,664
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	458	415	575	414	985	19
Unit Value	$32.78	$16.09	$18.19	$37.26	$39.31	$13.50	$5.86
Fidelity Income Advantage:
Units Outstanding	65	168	97	95	61	66	4
Unit Value	$31.64	$15.53	$17.55	$35.96	$37.94	$13.21	$5.80
Fidelity Personal Retirement:
Units Outstanding	7,560	1,357	973	0	0	7,197	2,761
Highest Value	$20.14	$20.76	$18.80	$0	$0	$22.57	$6.06
Lowest Value	$12.74	$12.19	$11.72	$0	$0	$10.51	$6.01
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
16

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$451,353	$198,521	$557,711	$174,891	$104,355	$71,406
Receivable from FILI	3	0	0	1	0	0
Total assets	451,356	198,521	557,711	174,892	104,355	71,406
Liabilities:
Payable to FILI	0	15	3	0	3	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Net Assets:
Fidelity Retirement Reserves	$35,067	$11,718	$29,373	$6,024	$4,823	$4,857
Fidelity Income Advantage	1,023	1,458	1,693	725	601	498
Fidelity Personal Retirement	415,266	185,330	526,642	168,143	98,928	66,051
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,169	959	2,373	510	455	486
Unit Value	$11.07	$12.22	$12.38	$11.81	$10.60	$10.00
Fidelity Income Advantage:
Units Outstanding	94	122	139	62	58	50
Unit Value	$10.91	$12.04	$12.20	$11.69	$10.50	$9.91
Fidelity Personal Retirement:
Units Outstanding	36,791	15,189	42,046	13,835	9,061	6,417
Highest Value	$11.52	$12.72	$12.89	$12.21	$10.96	$10.34
Lowest Value	$10.99	$11.57	$11.89	$12.12	$10.88	$10.27
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report
17

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$504	$1,788	$4,971	$20,051	$8,908	$6,635
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,750	0	547	0	2,535	0
Administrative and other charges	117	0	37	0	169	0
Total expenses	1,867	0	584	0	2,704	0
Fidelity Income Advantage:
Mortality and expense risk charges	135	0	160	0	389	0
Administrative and other charges	45	0	53	0	130	0
Total expenses	180	0	213	0	519	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,402	0	516	0	400
Administrative and other charges	0	492	0	185	0	135
Total expenses	0	1,894	0	701	0	535
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	17	0	0	0	0
Administrative and other charges	0	3	0	0	0	0
Total expenses	0	20	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	34	0	0	0	0
Administrative and other charges	0	9	0	0	0	0
Total expenses	0	43	0	0	0	0
Total expenses	2,047	1,957	797	701	3,223	535
Net investment income (loss)	(1,543)	(169)	4,174	19,350	5,685	6,100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(2,596)	3,354	3,476	2,639
Realized gain distributions	0	0	0	0	24,898	16,708
Net realized gain (loss) on investments	0	0	(2,596)	3,354	28,374	19,347
Unrealized appreciation (depreciation)	0	0	10,361	27,362	27,572	19,504
Net increase (decrease) in net assets from operations	$(1,543)	$(169)	$11,939	$50,066	$61,631	$44,951

See accompanying notes which are an integral part of the financial statements.

Annual Report
18

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$145	$0	$1,163	$2,543	$4,886	$15,289
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,639	0	577	0	1,268	0
Administrative and other charges	176	0	39	0	84	0
Total expenses	2,815	0	616	0	1,352	0
Fidelity Income Advantage:
Mortality and expense risk charges	268	0	61	0	368	0
Administrative and other charges	89	0	21	0	122	0
Total expenses	357	0	82	0	490	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	318	0	261	0	921
Administrative and other charges	0	110	0	92	0	313
Total expenses	0	428	0	353	0	1,234
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3,172	428	698	353	1,842	1,234
Net investment income (loss)	(3,027)	(428)	465	2,190	3,044	14,055
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,135	9,657	(1,444)	563	23	1,677
Realized gain distributions	37,864	21,041	138	315	103	267
Net realized gain (loss) on investments	43,999	30,698	(1,306)	878	126	1,944
Unrealized appreciation (depreciation)	(42,060)	(28,864)	(4,606)	(13,445)	4,970	7,781
Net increase (decrease) in net assets from operations	$(1,088)	$1,406	$(5,447)	$(10,377)	$8,140	$23,780

See accompanying notes which are an integral part of the financial statements.

Annual Report
19

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,167	$2,302	$29,681	$938	$1,207	$6,781	$8,411
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,386	0	3,020	419	0	5,786	0
Administrative and other charges	92	0	201	28	0	386	0
Total expenses	1,478	0	3,221	447	0	6,172	0
Fidelity Income Advantage:
Mortality and expense risk charges	260	0	412	99	0	670	0
Administrative and other charges	86	0	137	33	0	223	0
Total expenses	346	0	549	132	0	893	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	263	1,927	0	150	0	1,663
Administrative and other charges	0	82	691	0	47	0	549
Total expenses	0	345	2,618	0	197	0	2,212
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	1,824	345	6,388	579	197	7,065	2,212
Net investment income (loss)	1,343	1,957	23,293	359	1,010	(284)	6,199
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	900	39,531	905	2,353	14,265	20,035
Realized gain distributions	9,468	7,108	1,761	1,014	1,370	69,067	86,445
Net realized gain (loss) on investments	9,377	8,008	41,292	1,919	3,723	83,332	106,480
Unrealized appreciation (depreciation)	(6,137)	(5,356)	141,049	(1,339)	(2,974)	(25,005)	(29,901)
Net increase (decrease) in net assets from operations	$4,583	$4,609	$205,634	$939	$1,759	$58,043	$82,778

See accompanying notes which are an integral part of the financial statements.

Annual Report
20

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$1,951	$27,196	$205	$887	$1,946	$2,850
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	853	0	162	0	693	0
Administrative and other charges	57	0	11	0	46	0
Total expenses	910	0	173	0	739	0
Fidelity Income Advantage:
Mortality and expense risk charges	275	0	32	0	157	0
Administrative and other charges	92	0	10	0	52	0
Total expenses	367	0	42	0	209	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,860	0	175	0	227
Administrative and other charges	0	564	0	60	0	74
Total expenses	0	2,424	0	235	0	301
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,082	0	0	0	0
Administrative and other charges	0	2,448	0	0	0	0
Total expenses	0	11,530	0	0	0	0
Total expenses	1,277	13,954	215	235	948	301
Net investment income (loss)	674	13,242	(10)	652	998	2,549
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,130	26,339	751	1,243	1,552	1,542
Realized gain distributions	3,705	50,704	1,163	5,389	6,856	8,797
Net realized gain (loss) on investments	4,835	77,043	1,914	6,632	8,408	10,339
Unrealized appreciation (depreciation)	3,540	42,404	(1,808)	(6,366)	6,505	9,123
Net increase (decrease) in net assets from operations	$9,049	$132,689	$96	$918	$15,911	$22,011

See accompanying notes which are an integral part of the financial statements.

Annual Report
21

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$234	$403	$1,546	$2,097	$462	$986
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	487	0	1,972	0	257	0
Administrative and other charges	32	0	131	0	17	0
Total expenses	519	0	2,103	0	274	0
Fidelity Income Advantage:
Mortality and expense risk charges	95	0	385	0	67	0
Administrative and other charges	32	0	128	0	22	0
Total expenses	127	0	513	0	89	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	283	0	667	0	130
Administrative and other charges	0	99	0	229	0	47
Total expenses	0	382	0	896	0	177
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	646	382	2,616	896	363	177
Net investment income (loss)	(412)	21	(1,070)	1,201	99	809
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,892	4,969	2,616	4,571	900	3,975
Realized gain distributions	1,687	4,602	19,435	27,973	0	0
Net realized gain (loss) on investments	7,579	9,571	22,051	32,544	900	3,975
Unrealized appreciation (depreciation)	(8,398)	(12,350)	12,325	18,616	2,568	3,720
Net increase (decrease) in net assets from operations	$(1,231)	$(2,758)	$33,306	$52,361	$3,567	$8,504

See accompanying notes which are an integral part of the financial statements.

Annual Report
22

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$434	$1,564	$75	$147	$334	$797
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	200	0	407	0	314	0
Administrative and other charges	13	0	27	0	21	0
Total expenses	213	0	434	0	335	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	56	0	42	0
Administrative and other charges	9	0	19	0	14	0
Total expenses	36	0	75	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	136	0	288	0	163
Administrative and other charges	0	44	0	102	0	55
Total expenses	0	180	0	390	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	249	180	509	390	391	218
Net investment income (loss)	185	1,384	(434)	(243)	(57)	579
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,166	2,015	1,390	1,864	(1,220)	1,360
Realized gain distributions	439	1,161	1,822	6,394	0	0
Net realized gain (loss) on investments	1,605	3,176	3,212	8,258	(1,220)	1,360
Unrealized appreciation (depreciation)	892	3,060	2,275	10,987	14,541	30,294
Net increase (decrease) in net assets from operations	$2,682	$7,620	$5,053	$19,002	$13,264	$32,233

See accompanying notes which are an integral part of the financial statements.

Annual Report
23

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$219	$488	$212	$579	$232	$742
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,015	0	118	0	207	0
Administrative and other charges	68	0	8	0	14	0
Total expenses	1,083	0	126	0	221	0
Fidelity Income Advantage:
Mortality and expense risk charges	131	0	14	0	36	0
Administrative and other charges	43	0	5	0	12	0
Total expenses	174	0	19	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	866	0	93	0	142
Administrative and other charges	0	301	0	37	0	50
Total expenses	0	1,167	0	130	0	192
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,257	1,167	145	130	269	192
Net investment income (loss)	(1,038)	(679)	67	449	(37)	550
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,983	23,694	(861)	(131)	620	1,466
Realized gain distributions	12,845	49,709	0	0	2,980	8,862
Net realized gain (loss) on investments	21,828	73,403	(861)	(131)	3,600	10,328
Unrealized appreciation (depreciation)	(41,794)	(148,460)	3,718	12,400	866	3,566
Net increase (decrease) in net assets from operations	$(21,004)	$(75,736)	$2,924	$12,718	$4,429	$14,444

See accompanying notes which are an integral part of the financial statements.

Annual Report
24

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$161	$770	$685	$2,889	$2,525	$30,718
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	0	338	0	475	0
Administrative and other charges	11	0	23	0	32	0
Total expenses	171	0	361	0	507	0
Fidelity Income Advantage:
Mortality and expense risk charges	34	0	50	0	83	0
Administrative and other charges	12	0	16	0	28	0
Total expenses	46	0	66	0	111	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	176	0	303	0	1,254
Administrative and other charges	0	61	0	108	0	433
Total expenses	0	237	0	411	0	1,687
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	217	237	427	411	618	1,687
Net investment income (loss)	(56)	533	258	2,478	1,907	29,031
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(120)	542	(430)	4,232	(99)	(195)
Realized gain distributions	543	2,241	494	2,094	0	0
Net realized gain (loss) on investments	423	2,783	64	6,326	(99)	(195)
Unrealized appreciation (depreciation)	225	1,067	1,668	260	3,359	35,717
Net increase (decrease) in net assets from operations	$592	$4,383	$1,990	$9,064	$5,167	$64,553
See accompanying notes which are an integral part of the financial statements.

Annual Report
25

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Capital Appreciation	VIP – Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$125	$1,227	$223	$1,305	$165	$934
Expenses:

Fidelity Retirement Reserves:

Mortality and expense risk charges	98	0	142	0	87	0
Administrative and other charges	6	0	9	0	6	0
Total expenses	104	0	151	0	93	0

Fidelity Income Advantage:

Mortality and expense risk charges	15	0	27	0	0	0
Administrative and other charges	5	0	9	0	0	0
Total expenses	20	0	36	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	202	0	181	0	104
Administrative and other charges	0	75	0	62	0	32
Total expenses	0	277	0	243	0	136

Fidelity Freedom Lifetime Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0

Fidelity Growth and Guaranteed Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	124	277	187	243	93	136
Net investment income (loss)	1	950	36	1,062	72	798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(65)	2,865	10	1,270	44	207
Realized gain distributions	0	0	114	644	113	763
Net realized gain (loss) on investments	(65)	2,865	124	1,914	157	970
Unrealized appreciation (depreciation)	(463)	(8,826)	2,102	11,036	187	791
Net increase (decrease) in net assets from operations	$(527)	$(5,011)	$2,262	$14,012	$416	$2,559

See accompanying notes which are an integral part of the financial statements.

Annual Report
26

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$88	$246	$154	$808	$370	$1,360
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	45	0	81	0	191	0
Administrative and other charges	3	0	5	0	13	0
Total expenses	48	0	86	0	204	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	103	0	164
Administrative and other charges	0	8	0	27	0	44
Total expenses	0	38	0	130	0	208
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	48	38	86	130	204	208
Net investment income (loss)	40	208	68	678	166	1,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	58	46	472	181	693
Realized gain distributions	84	274	265	1,046	711	2,347
Net realized gain (loss) on investments	96	332	311	1,518	892	3,040
Unrealized appreciation (depreciation)	117	213	93	504	168	590
Net increase (decrease) in net assets from operations	$253	$753	$472	$2,700	$1,226	$4,782

See accompanying notes which are an integral part of the financial statements.

Annual Report
27

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$368	$2,529	$191	$2,251	$247	$2,026
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	186	0	102	0	127	0
Administrative and other charges	12	0	7	0	8	0
Total expenses	198	0	109	0	135	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	297	0	260	0	253
Administrative and other charges	0	83	0	73	0	68
Total expenses	0	380	0	333	0	321
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	198	380	109	333	135	321
Net investment income (loss)	170	2,149	82	1,918	112	1,705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	208	1,451	135	1,906	71	1,645
Realized gain distributions	788	4,357	437	4,549	668	4,996
Net realized gain (loss) on investments	996	5,808	572	6,455	739	6,641
Unrealized appreciation (depreciation)	47	1,229	30	(63)	63	69
Net increase (decrease) in net assets from operations	$1,213	$9,186	$684	$8,310	$914	$8,415

See accompanying notes which are an integral part of the financial statements.

Annual Report
28

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$237	$562	$443	$200	$1,131	$8,512	$15,880
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	184	0	395	632
Administrative and other charges	0	0	0	12	0	26	42
Total expenses	0	0	0	196	0	421	674
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	28	0	101	362
Administrative and other charges	0	0	0	9	0	33	121
Total expenses	0	0	0	37	0	134	483
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	254	982	1,717
Administrative and other charges	0	0	0	0	91	301	506
Total expenses	0	0	0	0	345	1,283	2,223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	152	112	0	0	56	535
Administrative and other charges	12	31	23	0	0	11	107
Total expenses	74	183	135	0	0	67	642
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	183	135	233	345	1,905	4,022
Net investment income (loss)	163	379	308	(33)	786	6,607	11,858
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	173	118	385	2,455	2,034	17,860
Realized gain distributions	219	513	559	2,042	12,828	8,818	16,964
Net realized gain (loss) on investments	268	686	677	2,427	15,283	10,852	34,824
Unrealized appreciation (depreciation)	91	500	432	3,251	23,065	(918)	198
Net increase (decrease) in net assets from operations	$522	$1,565	$1,417	$5,645	$39,134	$16,541	$46,880

See accompanying notes which are an integral part of the financial statements.

Annual Report
29

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$20,764	$11,230	$3,356	$536	$3,741	$103	$388
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	267	351	209	252	0	73	0
Administrative and other charges	18	23	14	17	0	5	0
Total expenses	285	374	223	269	0	78	0
Fidelity Income Advantage:
Mortality and expense risk charges	143	211	92	41	0	7	0
Administrative and other charges	48	70	30	14	0	2	0
Total expenses	191	281	122	55	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,173	1,541	493	0	390	0	54
Administrative and other charges	359	463	152	0	132	0	19
Total expenses	1,532	2,004	645	0	522	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	558	123	58	0	0	0	0
Administrative and other charges	112	24	12	0	0	0	0
Total expenses	670	147	70	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,649	0	0	0	0	0	0
Administrative and other charges	1,984	0	0	0	0	0	0
Total expenses	9,633	0	0	0	0	0	0
Total expenses	12,311	2,806	1,060	324	522	87	73
Net investment income (loss)	8,453	8,424	2,296	212	3,219	16	315
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	29,815	13,684	6,736	2,226	9,439	(76)	177
Realized gain distributions	56,859	41,225	16,479	1,898	14,048	258	848
Net realized gain (loss) on investments	86,674	54,909	23,215	4,124	23,487	182	1,025
Unrealized appreciation (depreciation)	(29,099)	(16,074)	(7,036)	(3,726)	(21,150)	870	2,803
Net increase (decrease) in net assets from operations	$66,028	$47,259	$18,475	$610	$5,556	$1,068	$4,143

See accompanying notes which are an integral part of the financial statements.

Annual Report
30

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$151	$704	$24	$141	$206	$4,089
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	68	0	37	0	30	0
Administrative and other charges	5	0	3	0	2	0
Total expenses	73	0	40	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	2	0	3	0
Administrative and other charges	5	0	1	0	1	0
Total expenses	20	0	3	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	73	0	40	0	123
Administrative and other charges	0	25	0	14	0	50
Total expenses	0	98	0	54	0	173
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	98	43	54	36	173
Net investment income (loss)	58	606	(19)	87	170	3,916
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	829	2,495	(158)	(203)	17	(86)
Realized gain distributions	77	373	0	0	0	0
Net realized gain (loss) on investments	906	2,868	(158)	(203)	17	(86)
Unrealized appreciation (depreciation)	767	4,920	208	287	155	4,657
Net increase (decrease) in net assets from operations	$1,731	$8,394	$31	$171	$342	$8,487

See accompanying notes which are an integral part of the financial statements.

Annual Report
31

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$303	$7,442	$0	$213	$0	$374
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	205	119	59	57	159	121
Administrative and other charges	14	8	4	4	11	8
Total expenses	219	127	63	61	170	129
Fidelity Income Advantage:
Mortality and expense risk charges	25	17	20	13	25	17
Administrative and other charges	8	5	7	4	9	6
Total expenses	33	22	27	17	34	23
Fidelity Personal Retirement:
Mortality and expense risk charges	43	159	31	17	0	0
Administrative and other charges	15	59	10	5	0	0
Total expenses	58	218	41	22	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	310	367	131	100	204	152
Net investment income (loss)	(7)	7,075	(131)	113	(204)	222
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,367)	(1,275)	(1,350)	311	(221)	46
Realized gain distributions	0	0	134	0	1,834	1,860
Net realized gain (loss) on investments	(3,367)	(1,275)	(1,216)	311	1,613	1,906
Unrealized appreciation (depreciation)	6,770	6,808	2,834	806	123	(151)
Net increase (decrease) in net assets from operations	$3,396	$12,608	$1,487	$1,230	$1,532	$1,977

See accompanying notes which are an integral part of the financial statements.

Annual Report
32

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,325	$159	$6,688	$4,496	$11,735	$1,961	$1	$1,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	101	1	269	97	243	52	47	44
Administrative and other charges	7	0	18	6	16	3	3	3
Total expenses	108	1	287	103	259	55	50	47
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	7	13	14	6	4	5
Administrative and other charges	2	0	3	5	5	2	2	1
Total expenses	9	0	10	18	19	8	6	6
Fidelity Personal Retirement:
Mortality and expense risk charges	119	18	567	253	798	257	145	107
Administrative and other charges	43	6	207	92	266	87	52	36
Total expenses	162	24	774	345	1,064	344	197	143
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	279	25	1,071	466	1,342	407	253	196
Net investment income (loss)	1,046	134	5,617	4,030	10,393	1,554	(252)	1,798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,735)	72	(657)	(955)	38	(1,623)	(5,176)	(114)
Realized gain distributions	0	0	0	0	0	0	96	0
Net realized gain (loss) on investments	(1,735)	72	(657)	(955)	38	(1,623)	(5,080)	(114)
Unrealized appreciation (depreciation)	18,382	1,591	120	6,269	2,539	6,287	7,433	(1,631)
Net increase (decrease) in net assets from operations	$17,693	$1,797	$5,080	$9,344	$12,970	$6,218	$2,101	$53

See accompanying notes which are an integral part of the financial statements.

Annual Report
33

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,543)	$(2,056)	$(169)	$(1,625)	$4,174	$5,646	$19,350	$23,290
Net realized gain (loss) on investments	0	0	0	0	(2,596)	(7,471)	3,354	326
Unrealized appreciation (depreciation)	0	0	0	0	10,361	(2,257)	27,362	(36,724)
Net increase (decrease) in net assets from operations	(1,543)	(2,056)	(169)	(1,625)	11,939	(4,082)	50,066	(13,108)
Contract Transactions:
Payments received from contract owners	2,411	3,226	823,081	1,222,990	367	495	6,675	12,000
Transfers between sub-accounts and the fixed account, net	44,286	41,798	(289,883)	(816,042)	254	(7,198)	18,702	(31,807)
Contract benefits	(5,795)	(5,646)	(51,914)	(47,732)	(3,043)	(3,463)	(167)	(202)
Contract terminations	(59,861)	(57,614)	(348,173)	(270,317)	(4,127)	(4,115)	(14,660)	(13,705)
Contract maintenance charges	(67)	(69)	0	0	(15)	(16)	0	0
Other transfers (to) from FILI, net	(108)	(919)	0	(15)	(164)	(191)	1	(2)
Net increase (decrease) in net assets from contract transactions	(19,134)	(19,224)	133,111	88,884	(6,728)	(14,488)	10,551	(33,716)
Total increase (decrease) in net assets	(20,677)	(21,280)	132,942	87,259	5,211	(18,570)	60,617	(46,824)
Net Assets:
Beginning of period	253,816	275,096	934,802	847,543	91,337	109,907	331,218	378,042
End of period	$233,139	$253,816	$1,067,744	$934,802	$96,548	$91,337	$391,835	$331,218
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$5,685	$9,478	$6,100	$7,902	$(3,027)	$(2,435)	$(428)	$23
Net realized gain (loss) on investments	28,374	39,914	19,347	28,778	43,999	24,755	30,698	14,789
Unrealized appreciation (depreciation)	27,572	(68,902)	19,504	(48,099)	(42,060)	4,114	(28,864)	(1,697)
Net increase (decrease) in net assets from operations	61,631	(19,510)	44,951	(11,419)	(1,088)	26,434	1,406	13,115
Contract Transactions:
Payments received from contract owners	563	895	5,961	3,541	900	1,144	2,945	5,283
Transfers between sub-accounts and the fixed account, net	(7,337)	(19,760)	28,340	(22,124)	(18,866)	(18,563)	(11,432)	20,804
Contract benefits	(9,759)	(11,459)	(130)	(290)	(7,132)	(7,795)	(29)	(2)
Contract terminations	(15,097)	(17,422)	(7,886)	(7,221)	(13,597)	(19,415)	(4,610)	(3,965)
Contract maintenance charges	(64)	(69)	0	0	(79)	(85)	0	0
Other transfers (to) from FILI, net	(138)	(680)	4	2	(62)	(410)	0	2
Net increase (decrease) in net assets from contract transactions	(31,832)	(48,495)	26,289	(26,092)	(38,836)	(45,124)	(13,126)	22,122
Total increase (decrease) in net assets	29,799	(68,005)	71,240	(37,511)	(39,924)	(18,690)	(11,720)	35,237
Net Assets:
Beginning of period	385,365	453,370	255,795	293,306	415,521	434,211	225,542	190,305
End of period	$415,164	$385,365	$327,035	$255,795	$375,597	$415,521	$213,822	$225,542

See accompanying notes which are an integral part of the financial statements.

Annual Report
34

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (a)	VIP – Overseas, Investor Class
	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$465	$600	$(101)	$2,190	$2,242
Net realized gain (loss) on investments	(1,306)	(748)	(7,045)	878	2,161
Unrealized appreciation (depreciation)	(4,606)	(334)	10,405	(13,445)	(1,674)
Net increase (decrease) in net assets from operations	(5,447)	(482)	3,259	(10,377)	2,729
Contract Transactions:
Payments received from contract owners	328	180	138	3,067	9,210
Transfers between sub-accounts and the fixed account, net	(6,931)	35,154	(38,739)	(8,455)	30,091
Contract benefits	(1,479)	(1,449)	(244)	(103)	(219)
Contract terminations	(3,485)	(3,232)	(356)	(4,876)	(4,485)
Contract maintenance charges	(17)	(18)	(2)	0	(1)
Other transfers (to) from FILI, net	(107)	(14)	(10)	3	4
Net increase (decrease) in net assets from contract transactions	(11,691)	30,621	(39,213)	(10,364)	34,600
Total increase (decrease) in net assets	(17,138)	30,139	(35,954)	(20,741)	37,329
Net Assets:
Beginning of period	94,915	64,776	35,954	197,176	159,847
End of period	$77,777	$94,915	$0	$176,435	$197,176

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$3,044	$3,682	$14,055	$12,948	$1,343	$1,713	$1,957	$2,286
Net realized gain (loss) on investments	126	(356)	1,944	540	9,377	17,340	8,008	12,718
Unrealized appreciation (depreciation)	4,970	(6,358)	7,781	(18,780)	(6,137)	(20,199)	(5,356)	(15,687)
Net increase (decrease) in net assets from operations	8,140	(3,032)	23,780	(5,292)	4,583	(1,146)	4,609	(683)
Contract Transactions:
Payments received from contract owners	844	686	29,689	16,871	736	800	2,495	5,497
Transfers between sub-accounts and the fixed account, net	1,866	(3,060)	90,122	46,366	(4,529)	(6,936)	(6,825)	10,932
Contract benefits	(7,413)	(7,278)	(901)	(358)	(6,838)	(8,289)	(714)	0
Contract terminations	(9,659)	(12,003)	(32,855)	(27,256)	(8,646)	(10,176)	(6,901)	(6,024)
Contract maintenance charges	(32)	(32)	0	0	(38)	(43)	0	0
Other transfers (to) from FILI, net	(471)	(200))	3	2	(82)	(373)	0	0
Net increase (decrease) in net assets from contract transactions	(14,865)	(21,887)	86,058	35,625	(19,397)	(25,017)	(11,945)	10,405
Total increase (decrease) in net assets	(6,725)	(24,919)	109,838	30,333	(14,814)	(26,163)	(7,336)	9,722
Net Assets:
Beginning of period	210,831	235,750	534,974	504,641	228,446	254,609	168,447	158,725
End of period	$204,106	$210,831	$644,812	$534,974	$213,632	$228,446	$161,111	$168,447

(a)  Fund Closed. See Note 1.
See accompanying notes which are an integral part of the financial statements.

Annual Report
35

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$23,293	$27,713	$359	$243	$1,010	$989
Net realized gain (loss) on investments	41,292	49,159	1,919	2,281	3,723	2,295
Unrealized appreciation (depreciation)	141,049	(62,324)	(1,339)	(2,826)	(2,974)	(4,311)
Net increase (decrease) in net assets from operations	205,634	14,548	939	(302)	1,759	(1,027)
Contract Transactions:
Payments received from contract owners	49,131	46,560	170	133	2,052	3,909
Transfers between sub-accounts and the fixed account, net	235,947	152,264	(1,851)	(3,406)	(7,805)	17,213
Contract benefits	(10,612)	(10,313)	(1,845)	(2,777)	0	(14)
Contract terminations	(44,776)	(39,906)	(2,704)	(4,518)	(4,331)	(1,479)
Contract maintenance charges	(80)	(81)	(14)	(16)	0	0
Other transfers (to) from FILI, net	(132)	(457)	(241)	(48)	1	0
Net increase (decrease) in net assets from contract transactions	229,478	148,067	(6,485)	(10,632)	(10,083)	19,629
Total increase (decrease) in net assets	435,112	162,615	(5,546)	(10,934)	(8,324)	18,602
Net Assets:
Beginning of period	1,692,165	1,529,550	73,395	84,329	99,671	81,069
End of period	$2,127,277	$1,692,165	$67,849	$73,395	$91,347	$99,671

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(284)	$1,783	$6,199	$8,709	$674	$1,051	$13,242	$16,196
Net realized gain (loss) on investments	83,332	110,600	106,480	111,929	4,835	6,222	77,043	80,477
Unrealized appreciation (depreciation)	(25,005)	(112,385)	(29,901)	(116,617)	3,540	(7,641)	42,404	(104,005)
Net increase (decrease) in net assets from operations	58,043	(2)	82,778	4,021	9,049	(368)	132,689	(7,332)
Contract Transactions:
Payments received from contract owners	1,899	2,617	17,882	28,968	433	1,631	56,082	77,737
Transfers between sub-accounts and the fixed account, net	(48,651)	(37,173)	(23,276)	53,705	(5,656)	4,632	84,629	190,829
Contract benefits	(17,048)	(17,606)	(776)	(352)	(4,763)	(5,039)	(2,349)	(2,615)
Contract terminations	(30,118)	(33,717)	(31,136)	(25,562)	(5,039)	(6,540)	(157,098)	(103,587)
Contract maintenance charges	(165)	(182)	0	0	(20)	(22)	0	0
Other transfers (to) from FILI, net	(283)	(290)	5	3	34	(479)	38	18
Net increase (decrease) in net assets from contract transactions	(94,366)	(86,351)	(37,301)	56,762	(15,011)	(5,817)	(18,698)	162,382
Total increase (decrease) in net assets	(36,323)	(86,353)	45,477	60,783	(5,962)	(6,185)	113,991	155,050
Net Assets:
Beginning of period	896,427	982,780	1,103,579	1,042,796	155,306	161,491	2,062,773	1,907,723
End of period	$860,104	$896,427	$1,149,056	$1,103,579	$149,344	$155,306	$2,176,764	$2,062,773

See accompanying notes which are an integral part of the financial statements.

Annual Report
36

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(10)	$(2)	$652	$933	$998	$1,502	$2,549	$2,844
Net realized gain (loss) on investments	1,914	4,075	6,632	11,574	8,408	9,994	10,339	15,453
Unrealized appreciation (depreciation)	(1,808)	(3,913)	(6,366)	(12,415)	6,505	(15,453)	9,123	(23,738)
Net increase (decrease) in net assets from operations	96	160	918	92	15,911	(3,957)	22,011	(5,441)
Contract Transactions:
Payments received from contract owners	65	306	1,812	6,285	452	327	3,628	4,448
Transfers between sub-accounts and the fixed account, net	(8,316)	(989)	(44,479)	18,113	(1,380)	(8,442)	17,852	(14,648)
Contract benefits	(682)	(803)	(72)	(32)	(3,307)	(3,798)	(67)	(12)
Contract terminations	(1,175)	(1,453)	(3,587)	(3,179)	(4,274)	(4,248)	(4,619)	(4,049)
Contract maintenance charges	(4)	(7)	0	0	(23)	(25)	0	0
Other transfers (to) from FILI, net	17	(16)	0	3	(124)	(11)	0	(3)
Net increase (decrease) in net assets from contract transactions	(10,095)	(2,962)	(46,326)	21,190	(8,656)	(16,197)	16,794	(14,264)
Total increase (decrease) in net assets	(9,999)	(2,802)	(45,408)	21,282	7,255	(20,154)	38,805	(19,705)
Net Assets:
Beginning of period	32,744	35,546	150,637	129,355	116,314	136,468	149,283	168,988
End of period	$22,745	$32,744	$105,229	$150,637	$123,569	$116,314	$188,088	$149,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(412)	$(576)	$21	$(76)	$(1,070)	$(1,260)	$1,201	$1,137
Net realized gain (loss) on investments	7,579	15,106	9,571	36,598	22,051	46,214	32,544	55,389
Unrealized appreciation (depreciation)	(8,398)	(11,437)	(12,350)	(31,802)	12,325	(51,842)	18,616	(67,082)
Net increase (decrease) in net assets from operations	(1,231)	3,093	(2,758)	4,720	33,306	(6,888)	52,361	(10,556)
Contract Transactions:
Payments received from contract owners	185	196	2,090	6,157	442	572	4,856	7,540
Transfers between sub-accounts and the fixed account, net	(15,385)	15,118	(78,788)	117,043	(17,798)	(12,082)	(12,003)	31,218
Contract benefits	(1,899)	(1,905)	(115)	(34)	(8,897)	(8,496)	(171)	(77)
Contract terminations	(3,153)	(2,613)	(8,042)	(5,780)	(10,298)	(12,037)	(10,958)	(9,873)
Contract maintenance charges	(15)	(16)	0	0	(55)	(63)	0	0
Other transfers (to) from FILI, net	(49)	(14)	1	(1)	(471)	77	4	(5)
Net increase (decrease) in net assets from contract transactions	(20,316)	10,766	(84,854)	117,385	(37,077)	(32,029)	(18,272)	28,803
Total increase (decrease) in net assets	(21,547)	13,859	(87,612)	122,105	(3,771)	(38,917)	34,089	18,247
Net Assets:
Beginning of period	92,342	78,483	249,688	127,583	326,112	365,029	460,856	442,609
End of period	$70,795	$92,342	$162,076	$249,688	$322,341	$326,112	$494,945	$460,856

See accompanying notes which are an integral part of the financial statements.

Annual Report
37

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$99	$145	$809	$955	$185	$348	$1,384	$1,262
Net realized gain (loss) on investments	900	1,046	3,975	3,579	1,605	1,903	3,176	4,790
Unrealized appreciation (depreciation)	2,568	(2,883)	3,720	(8,206)	892	(5,497)	3,060	(14,143)
Net increase (decrease) in net assets from operations	3,567	(1,692)	8,504	(3,672)	2,682	(3,246)	7,620	(8,091)
Contract Transactions:
Payments received from contract owners	94	199	714	1,436	102	165	5,509	1,705
Transfers between sub-accounts and the fixed account, net	(3,978)	(812)	(14,604)	19,428	3,017	(8,450)	27,464	(26,268)
Contract benefits	(1,303)	(1,168)	(46)	(7)	(679)	(589)	(25)	(12)
Contract terminations	(1,683)	(1,533)	(2,713)	(2,033)	(1,229)	(935)	(3,375)	(2,598)
Contract maintenance charges	(7)	(7)	0	0	(64)	(10)	(46)	(24)
Other transfers (to) from FILI, net	(38)	(48)	0	0	(160)	(36)	0	(1)
Net increase (decrease) in net assets from contract transactions	(6,915)	(3,369)	(16,649)	18,824	987	(9,855)	29,527	(27,198)
Total increase (decrease) in net assets	(3,348)	(5,061)	(8,145)	15,152	3,669	(13,101)	37,147	(35,289)
Net Assets:
Beginning of period	44,549	49,610	95,079	79,927	20,345	33,446	52,489	87,778
End of period	$41,201	$44,549	$86,934	$95,079	$24,014	$20,345	$89,636	$52,489
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(434)	$(421)	$(243)	$(177)	$(57)	$151	$579	$1,017
Net realized gain (loss) on investments	3,212	3,585	8,258	10,424	(1,220)	(842)	1,360	2,736
Unrealized appreciation (depreciation)	2,275	(166)	10,987	(1,070)	14,541	(11,527)	30,294	(27,772)
Net increase (decrease) in net assets from operations	5,053	2,998	19,002	9,177	13,264	(12,218)	32,233	(24,019)
Contract Transactions:
Payments received from contract owners	55	84	4,689	7,663	108	200	4,702	7,687
Transfers between sub-accounts and the fixed account, net	(1,398)	1,573	(10,228)	43,391	5,158	(7,766)	25,940	15,642
Contract benefits	(958)	(1,139)	(68)	(11)	(1,085)	(1,479)	(129)	(46)
Contract terminations	(1,731)	(1,839)	(4,933)	(3,451)	(1,675)	(1,554)	(3,320)	(1,729)
Contract maintenance charges	(20)	(22)	(34)	(29)	(20)	(23)	(29)	(44)
Other transfers (to) from FILI, net	(15)	(25)	2	(4)	16	(21)	4	4
Net increase (decrease) in net assets from contract transactions	(4,067)	(1,368)	(10,572)	47,559	2,502	(10,643)	27,168	21,514
Total increase (decrease) in net assets	986	1,630	8,430	56,736	15,766	(22,861)	59,401	(2,505)
Net Assets:
Beginning of period	62,818	61,188	220,710	163,974	42,287	65,148	89,810	92,315
End of period	$63,804	$62,818	$229,140	$220,710	$58,053	$42,287	$149,211	$89,810

See accompanying notes which are an integral part of the financial statements.

Annual Report
38

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,038)	$(1,907)	$(679)	$(1,485)	$67	$55	$449	$704
Net realized gain (loss) on investments	21,828	51,391	73,403	132,014	(861)	48	(131)	3,824
Unrealized appreciation (depreciation)	(41,794)	(39,584)	(148,460)	(103,181)	3,718	(1,087)	12,400	(7,776)
Net increase (decrease) in net assets from operations	(21,004)	9,900	(75,736)	27,348	2,924	(984)	12,718	(3,248)
Contract Transactions:
Payments received from contract owners	478	1,489	10,791	44,888	271	46	1,412	2,425
Transfers between sub-accounts and the fixed account, net	(55,661)	(5,882)	(182,871)	85,717	17,215	(958)	25,208	6,926
Contract benefits	(2,878)	(4,213)	(317)	(87)	(237)	(289)	(7)	(26)
Contract terminations	(6,381)	(8,348)	(17,725)	(15,947)	(557)	(471)	(2,063)	(1,314)
Contract maintenance charges	(41)	(115)	(78)	(114)	(7)	(15)	(10)	(10)
Other transfers (to) from FILI, net	(252)	(167)	(1)	27	(52)	(2)	3	0
Net increase (decrease) in net assets from contract transactions	(64,735)	(17,236)	(190,201)	114,484	16,633	(1,689)	24,543	8,001
Total increase (decrease) in net assets	(85,739)	(7,336)	(265,937)	141,832	19,557	(2,673)	37,261	4,753
Net Assets:
Beginning of period	203,956	211,292	752,405	610,573	18,768	21,441	80,741	75,988
End of period	$118,217	$203,956	$486,468	$752,405	$38,325	$18,768	$118,002	$80,741
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(37)	$(8)	$550	$592	$(56)	$(23)	$533	$418
Net realized gain (loss) on investments	3,600	5,636	10,328	13,606	423	2,479	2,783	10,223
Unrealized appreciation (depreciation)	866	(6,560)	3,566	(16,418)	225	(2,216)	1,067	(7,794)
Net increase (decrease) in net assets from operations	4,429	(932)	14,444	(2,220)	592	240	4,383	2,847
Contract Transactions:
Payments received from contract owners	33	54	2,953	2,837	132	53	2,336	5,069
Transfers between sub-accounts and the fixed account, net	3,090	(6,526)	25,107	(12,706)	(14,710)	18,784	(42,262)	65,655
Contract benefits	(661)	(972)	(65)	(2)	(615)	(686)	0	(29)
Contract terminations	(1,100)	(1,514)	(2,568)	(1,869)	(848)	(700)	(3,551)	(2,062)
Contract maintenance charges	(7)	(7)	(5)	(23)	(14)	(8)	(29)	(27)
Other transfers (to) from FILI, net	26	(1)	(1)	5	67	49	0	6
Net increase (decrease) in net assets from contract transactions	1,381	(8,966)	25,421	(11,758)	(15,988)	17,492	(43,506)	68,612
Total increase (decrease) in net assets	5,810	(9,898)	39,865	(13,978)	(15,396)	17,732	(39,123)	71,459
Net Assets:
Beginning of period	32,740	42,638	95,187	109,165	37,055	19,323	150,613	79,154
End of period	$38,550	$32,740	$135,052	$95,187	$21,659	$37,055	$111,490	$150,613

See accompanying notes which are an integral part of the financial statements.

Annual Report
39

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$258	$533	$2,478	$3,294	$1,907	$1,471	$29,031	$22,561
Net realized gain (loss) on investments	64	810	6,326	10,783	(99)	174	(195)	2,488
Unrealized appreciation (depreciation)	1,668	(261)	260	(9,138)	3,359	(3,474)	35,717	(41,004)
Net increase (decrease) in net assets from operations	1,990	1,082	9,064	4,939	5,167	(1,829)	64,553	(15,955)
Contract Transactions:
Payments received from contract owners	205	472	5,987	6,965	484	596	22,855	27,304
Transfers between sub-accounts and the fixed account, net	(3,192)	(3,606)	9	(3,592)	(2,554)	(8,598)	(13,902)	(38,173)
Contract benefits	(981)	(973)	(81)	0	(1,870)	(2,026)	(1,058)	(356)
Contract terminations	(1,827)	(1,548)	(8,447)	(5,559)	(3,683)	(4,039)	(40,967)	(42,495)
Contract maintenance charges	(11)	(12)	0	0	(10)	(13)	0	0
Other transfers (to) from FILI, net	(20)	(17)	2	2	35	(62)	5	1
Net increase (decrease) in net assets from contract transactions	(5,826)	(5,684)	(2,530)	(2,184)	(7,598)	(14,142)	(33,067)	(53,719)
Total increase (decrease) in net assets	(3,836)	(4,602)	6,534	2,755	(2,431)	(15,971)	31,486	(69,674)
Net Assets:
Beginning of period	51,224	55,826	202,459	199,704	73,928	89,899	842,611	912,285
End of period	$47,388	$51,224	$208,993	$202,459	$71,497	$73,928	$874,097	$842,611

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (a)	VIP – Growth Strategies Investor Class (a)	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Class R (a)	VIP – International Capital Appreciation, Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(24)	$(19)	$1	$9	$(19)	$950	$770
Net realized gain (loss) on investments	1,690	5,134	(65)	(28)	142	2,865	2,570
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(463)	(544)	782	(8,826)	(1,468)
Net increase (decrease) in net assets from operations	577	2,247	(527)	(563)	905	(5,011)	1,872
Contract Transactions:
Payments received from contract owners	5	400	4	3	160	5,057	10,380
Transfers between sub-accounts and the fixed account, net	(8,061)	(28,657)	(1,787)	17,247	(16,696)	(5,348)	38,875
Contract benefits	(47)	0	(220)	(189)	(71)	(91)	(19)
Contract terminations	(36)	(301)	(386)	(407)	(494)	(3,791)	(2,479)
Contract maintenance charges	(1)	0	(2)	(2)	(3)	0	(5)
Other transfers (to) from FILI, net	1	3	10	(3)	0	0	5
Net increase (decrease) in net assets from contract transactions	(8,139)	(28,555)	(2,381)	16,649	(17,104)	(4,173)	46,757
Total increase (decrease) in net assets	(7,562)	(26,308)	(2,908)	16,086	(16,199)	(9,184)	48,629
Net Assets:
Beginning of period	7,562	26,308	16,086	0	16,199	150,792	102,163
End of period	$0	$0	$13,178	$16,086	$0	$141,608	$150,792

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report
40

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (a)	VIP – Value Leaders Investor Class (a)	VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$331	$36	$108	$1,062	$1,245
Net realized gain (loss) on investments	233	1,291	124	3,920	1,914	18,451
Unrealized appreciation (depreciation)	(22)	(731)	2,102	(4,666)	11,036	(21,665)
Net increase (decrease) in net assets from operations	324	891	2,262	(638)	14,012	(1,969)
Contract Transactions:
Payments received from contract owners	4	26	163	75	3,801	5,404
Transfers between sub-accounts and the fixed account, net	(7,820)	(19,933)	(1,001)	2,486	8,536	14,191
Contract benefits	(46)	0	(688)	(633)	(9)	(1)
Contract terminations	(109)	(631)	(1,131)	(1,040)	(4,115)	(3,004)
Contract maintenance charges	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(1)	0	2	(33)	2	9
Net increase (decrease) in net assets from contract transactions	(7,972)	(20,538)	(2,659)	850	8,215	16,599
Total increase (decrease) in net assets	(7,648)	(19,647)	(397)	212	22,227	14,630
Net Assets:
Beginning of period	7,648	19,647	22,310	22,098	113,286	98,656
End of period	$0	$0	$21,913	$22,310	$135,513	$113,286
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (a)	VIP – Growth Stock Investor Class (a)	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1)	$188	$72	$101	$798	$930
Net realized gain (loss) on investments	2,854	14,025	157	87	970	735
Unrealized appreciation (depreciation)	(1,563)	(7,103)	187	(311)	791	(2,073)
Net increase (decrease) in net assets from operations	1,290	7,110	416	(123)	2,559	(408)
Contract Transactions:
Payments received from contract owners	17	1,497	21	98	1,099	2,575
Transfers between sub-accounts and the fixed account, net	(20,774)	(110,815)	283	(835)	3,416	1,007
Contract benefits	(113)	(40)	(84)	(92)	(34)	(607)
Contract terminations	(154)	(647)	(474)	(753)	(3,933)	(3,805)
Contract maintenance charges	(1)	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	(8)	18	(5)	1	1
Net increase (decrease) in net assets from contract transactions	(21,026)	(110,013)	(238)	(1,589)	549	(829)
Total increase (decrease) in net assets	(19,736)	(102,903)	178	(1,712)	3,108	(1,237)
Net Assets:
Beginning of period	19,736	102,903	11,005	12,717	60,816	62,053
End of period	$0	$0	$11,183	$11,005	$63,924	$60,816

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report
41

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$40	$59	$208	$281	$68	$109	$678	$845
Net realized gain (loss) on investments	96	50	332	162	311	307	1,518	778
Unrealized appreciation (depreciation)	117	(187)	213	(535)	93	(490)	504	(1,944)
Net increase (decrease) in net assets from operations	253	(78)	753	(92)	472	(74)	2,700	(321)
Contract Transactions:
Payments received from contract owners	13	222	710	47	2	2	828	1,068
Transfers between sub-accounts and the fixed account, net	(119)	(287)	(648)	(593)	(817)	(1,622)	(276)	583
Contract benefits	(14)	(9)	(16)	(281)	(192)	(25)	(263)	(28)
Contract terminations	(451)	(975)	(1,549)	(1,346)	(703)	(776)	(2,856)	(3,438)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	1	2	0	1	4	4	1	0
Net increase (decrease) in net assets from contract transactions	(571)	(1,048)	(1,503)	(2,172)	(1,709)	(2,420)	(2,566)	(1,815)
Total increase (decrease) in net assets	(318)	(1,126)	(750)	(2,264)	(1,237)	(2,494)	134	(2,136)
Net Assets:
Beginning of period	6,179	7,305	17,584	19,848	11,549	14,043	53,848	55,984
End of period	$5,861	$6,179	$16,834	$17,584	$10,312	$11,549	$53,982	$53,848
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$166	$268	$1,152	$1,429	$170	$268	$2,149	$2,699
Net realized gain (loss) on investments	892	636	3,040	1,901	996	625	5,808	3,302
Unrealized appreciation (depreciation)	168	(1,180)	590	(3,855)	47	(1,186)	1,229	(7,150)
Net increase (decrease) in net assets from operations	1,226	(276)	4,782	(525)	1,213	(293)	9,186	(1,149)
Contract Transactions:
Payments received from contract owners	52	323	2,211	1,842	160	150	5,861	6,115
Transfers between sub-accounts and the fixed account, net	(1,941)	(2,850)	(88)	(1,556)	(878)	(1,582)	(1,771)	(1,755)
Contract benefits	(259)	(11)	(19)	(4)	(65)	(105)	0	(64)
Contract terminations	(993)	(1,094)	(5,169)	(4,330)	(1,990)	(1,556)	(10,518)	(7,435)
Contract maintenance charges	(5)	(6)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	6	2	0	0	(3)	5	1	4
Net increase (decrease) in net assets from contract transactions	(3,140)	(3,636)	(3,065)	(4,048)	(2,780)	(3,093)	(6,427)	(3,135)
Total increase (decrease) in net assets	(1,914)	(3,912)	1,717	(4,573)	(1,567)	(3,386)	2,759	(4,284)
Net Assets:
Beginning of period	26,304	30,216	88,610	93,183	25,783	29,169	167,386	171,670
End of period	$24,390	$26,304	$90,327	$88,610	$24,216	$25,783	$170,145	$167,386

See accompanying notes which are an integral part of the financial statements.

Annual Report
42

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$82	$138	$1,918	$2,390	$112	$173	$1,705	$1,970
Net realized gain (loss) on investments	572	518	6,455	3,022	739	336	6,641	2,894
Unrealized appreciation (depreciation)	30	(758)	(63)	(6,854)	63	(629)	69	(5,910)
Net increase (decrease) in net assets from operations	684	(102)	8,310	(1,442)	914	(120)	8,415	(1,046)
Contract Transactions:
Payments received from contract owners	228	234	5,697	8,216	92	382	6,267	8,372
Transfers between sub-accounts and the fixed account, net	(1,543)	(851)	(1,930)	15,266	(542)	24	763	8,060
Contract benefits	(4)	(25)	0	0	(109)	(6)	0	(37)
Contract terminations	(365)	(1,741)	(5,480)	(5,564)	(464)	(313)	(4,811)	(2,323)
Contract maintenance charges	(5)	(5)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	10	(8)	1	0	2	(1)	5	(2)
Net increase (decrease) in net assets from contract transactions	(1,679)	(2,396)	(1,712)	17,918	(1,026)	82	2,224	14,070
Total increase (decrease) in net assets	(995)	(2,498)	6,598	16,476	(112)	(38)	10,639	13,024
Net Assets:
Beginning of period	13,804	16,302	146,171	129,695	17,385	17,423	134,531	121,507
End of period	$12,809	$13,804	$152,769	$146,171	$17,273	$17,385	$145,170	$134,531

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$163	$177	$379	$425	$308	$283
Net realized gain (loss) on investments	268	171	686	349	677	224
Unrealized appreciation (depreciation)	91	(458)	500	(1,029)	432	(655)
Net increase (decrease) in net assets from operations	522	(110)	1,565	(255)	1,417	(148)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,024	301	3,907	3,540	6,780	4,775
Contract benefits	(883)	(945)	(1,986)	(2,024)	(1,241)	(1,019)
Contract terminations	0	(146)	(327)	(407)	(67)	(49)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	74	98	58	49	(11)	43
Net increase (decrease) in net assets from contract transactions	215	(692)	1,652	1,158	5,461	3,750
Total increase (decrease) in net assets	737	(802)	3,217	903	6,878	3,602
Net Assets:
Beginning of period	11,638	12,440	29,658	28,755	18,975	15,373
End of period	$12,375	$11,638	$32,875	$29,658	$25,853	$18,975
See accompanying notes which are an integral part of the financial statements.

Annual Report
43

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(33)	$(76)	$786	$619	$6,607	$6,061	$11,858	$10,152
Net realized gain (loss) on investments	2,427	1,429	15,283	4,224	10,852	26,146	34,824	61,210
Unrealized appreciation (depreciation)	3,251	(2,155)	23,065	(10,185)	(918)	(34,232)	198	(73,840)
Net increase (decrease) in net assets from operations	5,645	(802)	39,134	(5,342)	16,541	(2,025)	46,880	(2,478)
Contract Transactions:
Payments received from contract owners	274	308	2,976	8,254	15,183	19,729	25,240	36,322
Transfers between sub-accounts and the fixed account, net	6,553	(542)	28,432	17,162	34,847	13,979	44,952	63,577
Contract benefits	(594)	(619)	(49)	(50)	(4,739)	(3,774)	(12,651)	(13,187)
Contract terminations	(1,196)	(1,998)	(4,618)	(4,867)	(49,119)	(51,565)	(67,751)	(55,204)
Contract maintenance charges	(6)	(6)	0	0	(12)	(14)	(17)	(18)
Other transfers (to) from FILI, net	(36)	3	1	5	72	85	226	266
Net increase (decrease) in net assets from contract transactions	4,995	(2,854)	26,742	20,504	(3,768)	(21,560)	(10,001)	31,756
Total increase (decrease) in net assets	10,640	(3,656)	65,876	15,162	12,773	(23,585)	36,879	29,278
Net Assets:
Beginning of period	28,161	31,817	174,353	159,191	665,602	689,187	1,234,901	1,205,623
End of period	$38,801	$28,161	$240,229	$174,353	$678,375	$665,602	$1,271,780	$1,234,901

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$8,453	$5,522	$8,424	$6,815	$2,296	$4,228
Net realized gain (loss) on investments	86,674	153,096	54,909	37,420	23,215	22,543
Unrealized appreciation (depreciation)	(29,099)	(165,578)	(16,074)	(44,582)	(7,036)	(27,077)
Net increase (decrease) in net assets from operations	66,028	(6,960)	47,259	(347)	18,475	(306)
Contract Transactions:
Payments received from contract owners	16,850	34,487	29,632	40,468	9,206	17,592
Transfers between sub-accounts and the fixed account, net	27,931	90,191	9,032	76,321	(4,802)	13,208
Contract benefits	(11,084)	(10,071)	(6,737)	(4,745)	(2,343)	(2,379)
Contract terminations	(126,783)	(100,190)	(39,141)	(37,415)	(13,269)	(8,586)
Contract maintenance charges	(9)	(11)	(13)	(15)	(6)	(7)
Other transfers (to) from FILI, net	4	229	292	81	80	135
Net increase (decrease) in net assets from contract transactions	(93,091)	14,635	(6,935)	74,695	(11,134)	19,963
Total increase (decrease) in net assets	(27,063)	7,675	40,324	74,348	7,341	19,657
Net Assets:
Beginning of period	1,687,185	1,679,510	1,010,629	936,281	364,733	345,076
End of period	$1,660,122	$1,687,185	$1,050,953	$1,010,629	$372,074	$364,733

See accompanying notes which are an integral part of the financial statements.

Annual Report
44

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$212	$180	$3,219	$2,328	$16	$53	$315	$422
Net realized gain (loss) on investments	4,124	2,416	23,487	14,686	182	1,556	1,025	4,663
Unrealized appreciation (depreciation)	(3,726)	(683)	(21,150)	(1,996)	870	(2,840)	2,803	(8,650)
Net increase (decrease) in net assets from operations	610	1,913	5,556	15,018	1,068	(1,231)	4,143	(3,565)
Contract Transactions:
Payments received from contract owners	383	127	12,453	8,313	16	4	2,935	669
Transfers between sub-accounts and the fixed account, net	10,999	3,668	52,081	29,400	849	(3,500)	6,957	(9,090)
Contract benefits	(643)	(450)	(242)	(4)	(204)	(261)	0	0
Contract terminations	(1,998)	(843)	(8,126)	(3,533)	(414)	(541)	(1,229)	(1,416)
Contract maintenance charges	(14)	(7)	(45)	(17)	(5)	(7)	(6)	(8)
Other transfers (to) from FILI, net	122	25	1	(1)	(60)	(14)	1	(1)
Net increase (decrease) in net assets from contract transactions	8,849	2,520	56,122	34,158	182	(4,319)	8,658	(9,846)
Total increase (decrease) in net assets	9,459	4,433	61,678	49,176	1,250	(5,550)	12,801	(13,411)
Net Assets:
Beginning of period	25,623	21,190	194,325	145,149	10,647	16,197	34,904	48,315
End of period	$35,082	$25,623	$256,003	$194,325	$11,897	$10,647	$47,705	$34,904

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets		VIP – Emerging Markets, Class R (a)	VIP – Emerging Markets Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$58	$22	$606	$207	$(19)	$0	$(16)	$87	$87
Net realized gain (loss) on investments	906	30	2,868	232	(158)	(248)	(853)	(203)	(77)
Unrealized appreciation (depreciation)	767	(29)	4,920	(342)	208	(870)	1,203	287	(3,163)
Net increase (decrease) in net assets from operations	1,731	23	8,394	97	31	(1,118)	334	171	(3,153)
Contract Transactions:
Payments received from contract owners	38	23	2,906	605	6	7	10	1,717	716
Transfers between sub-accounts and the fixed account, net	8,927	1,106	37,180	6,410	(24)	6,404	(7,957)	4,031	1,832
Contract benefits	(228)	(78)	(9)	0	(50)	(70)	(38)	(28)	(2)
Contract terminations	(448)	(76)	(1,447)	(837)	(269)	(93)	(32)	(713)	(1,282)
Contract maintenance charges	(23)	(2)	(11)	(3)	(1)	(1)	(1)	0	0
Other transfers (to) from FILI, net	54	2	1	(1)	9	1	1	2	0
Net increase (decrease) in net assets from contract transactions	8,320	975	38,620	6,174	(329)	6,248	(8,017)	5,009	1,264
Total increase (decrease) in net assets	10,051	998	47,014	6,271	(298)	5,130	(7,683)	5,180	(1,889)
Net Assets:
Beginning of period	4,144	3,146	20,431	14,160	5,130	0	7,683	25,612	27,501
End of period	$14,195	$4,144	$67,445	$20,431	$4,832	$5,130	$0	$30,792	$25,612

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report
45

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$170	$143	$3,916	$3,609	$(7)	$198	$7,075	$7,453	$(131)	$493
Net realized gain (loss) on investments	17	(38)	(86)	(37)	(3,367)	(5,604)	(1,275)	(1,966)	(1,216)	(582)
Unrealized appreciation (depreciation)	155	(195)	4,657	(4,575)	6,770	(2,167)	6,808	(7,165)	2,834	(2,526)
Net increase (decrease) in net assets from operations	342	(90)	8,487	(1,003)	3,396	(7,573)	12,608	(1,678)	1,487	(2,615)
Contract Transactions:
Payments received from contract owners	46	202	8,115	8,164	498	679	1,401	1,661	201	698
Transfers between sub- accounts and the fixed account, net	2,617	2,114	23,709	22,842	(949)	(6,862)	(6,525)	(21,849)	(4,342)	(6,335)
Contract benefits	(37)	(27)	(755)	0	(511)	(816)	(707)	(623)	(375)	(404)
Contract terminations	(163)	(43)	(6,703)	(5,603)	(1,592)	(2,728)	(5,482)	(6,478)	(2,057)	(1,457)
Contract maintenance charges	0	0	0	0	(8)	(9)	(3)	(4)	(1)	(1)
Other transfers (to) from FILI, net	(4)	4	1	0	(180)	(16)	(27)	5	6	2
Net increase (decrease) in net assets from contract transactions	2,459	2,250	24,367	25,403	(2,742)	(9,752)	(11,343)	(27,288)	(6,568)	(7,497)
Total increase (decrease) in net assets	2,801	2,160	32,854	24,400	654	(17,325)	1,265	(28,966)	(5,081)	(10,112)
Net Assets:
Beginning of period	3,556	1,396	93,481	69,081	58,169	75,494	130,857	159,823	33,146	43,258
End of period	$6,357	$3,556	$126,335	$93,481	$58,823	$58,169	$132,122	$130,857	$28,065	$33,146

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$199	$(204)	$(244)	$222	$(142)
Net realized gain (loss) on investments	311	1,852	1,613	4,390	1,906	2,141
Unrealized appreciation (depreciation)	806	(2,496)	123	(4,629)	(151)	(2,731)
Net increase (decrease) in net assets from operations	1,230	(445)	1,532	(483)	1,977	(732)
Contract Transactions:
Payments received from contract owners	153	232	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(727)	(720)	(1,436)	(1,303)	(795)	(631)
Contract benefits	(213)	(241)	(478)	(642)	(440)	(371)
Contract terminations	(739)	(541)	(905)	(1,035)	(700)	(587)
Contract maintenance charges	(1)	(2)	(7)	(7)	(4)	(4)
Other transfers (to) from FILI, net	(23)	(12)	(33)	(26)	(19)	(18)
Net increase (decrease) in net assets from contract transactions	(1,550)	(1,284)	(2,859)	(3,013)	(1,958)	(1,611)
Total increase (decrease) in net assets	(320)	(1,729)	(1,327)	(3,496)	19	(2,343)
Net Assets:
Beginning of period	22,052	23,781	26,163	29,659	18,603	20,946
End of period	$21,732	$22,052	$24,836	$26,163	$18,622	$18,603

See accompanying notes which are an integral part of the financial statements.

Annual Report
46

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$1,046	$1,133	$134	$550	$5,617	$15,138	$4,030	$8,077
Net realized gain (loss) on investments	(1,735)	(3,844)	72	(529)	(657)	333	(955)	(3,565)
Unrealized appreciation (depreciation)	18,382	(20,761)	1,591	(3,949)	120	(14,983)	6,269	(10,648)
Net increase (decrease) in net assets from operations	17,693	(23,472)	1,797	(3,928)	5,080	488	9,344	(6,136)
Contract Transactions:
Payments received from contract owners	1,557	1,773	1,735	1,132	11,416	9,428	2,930	2,296
Transfers between sub-accounts and the fixed account, net	(427)	(15,756)	2,038	920	13,393	(13,073)	(2,502)	(24,475)
Contract benefits	(188)	(238)	(9)	(4)	(608)	(476)	(857)	(376)
Contract terminations	(2,298)	(3,154)	(348)	(626)	(38,024)	(35,739)	(8,945)	(10,225)
Contract maintenance charges	(4)	(4)	0	0	(4)	(5)	(3)	(3)
Other transfers (to) from FILI, net	(33)	12	1	1	26	16	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(1,393)	(17,367)	3,417	1,423	(13,801)	(39,849)	(9,387)	(32,789)
Total increase (decrease) in net assets	16,300	(40,839)	5,214	(2,505)	(8,721)	(39,361)	(43)	(38,925)
Net Assets:
Beginning of period	90,080	130,919	11,583	14,088	460,077	499,438	198,549	237,474
End of period	$106,380	$90,080	$16,797	$11,583	$451,356	$460,077	$198,506	$198,549
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$10,393	$26,225	$1,554	$1,529	$(252)	$11,231	$1,798	$970
Net realized gain (loss) on investments	38	5,805	(1,623)	10,825	(5,080)	(214)	(114)	74
Unrealized appreciation (depreciation)	2,539	(30,857)	6,287	(14,883)	7,433	(17,678)	(1,631)	(991)
Net increase (decrease) in net assets from operations	12,970	1,173	6,218	(2,529)	2,101	(6,661)	53	53
Contract Transactions:
Payments received from contract owners	10,649	12,428	4,482	6,937	1,350	3,043	2,672	1,836
Transfers between sub-accounts and the fixed account, net	21,401	(3,467)	(18,443)	(83)	(23,764)	(15,733)	21,071	17,176
Contract benefits	(1,527)	(492)	(158)	(151)	(112)	(113)	(70)	(443)
Contract terminations	(26,216)	(29,403)	(11,228)	(5,780)	(4,604)	(5,661)	(6,985)	(3,602)
Contract maintenance charges	(4)	(4)	(2)	(2)	(1)	(1)	(1)	0
Other transfers (to) from FILI, net	10	(11)	(33)	16	2	6	3	(10)
Net increase (decrease) in net assets from contract transactions	4,313	(20,949)	(25,382)	937	(27,129)	(18,459)	16,690	14,957
Total increase (decrease) in net assets	17,283	(19,776)	(19,164)	(1,592)	(25,028)	(25,120)	16,743	15,010
Net Assets:
Beginning of period	540,425	560,201	194,056	195,648	129,380	154,500	54,663	39,653
End of period	$557,708	$540,425	$174,892	$194,056	$104,352	$129,380	$71,406	$54,663

See accompanying notes which are an integral part of the financial statements.

Annual Report
47

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2016, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $88,290,000 and 2,483,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Annual Report
48

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report
49

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2016 or 2015. The Account had no Level 3 activity during 2016 and 2015.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report
50

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2016 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2016:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$75,507	$96,322
VIP - Government Money Market Investor Class	625,918	492,978
VIP - High Income	11,484	14,058
VIP - High Income Investor Class	108,989	79,088
VIP - Equity-Income	38,809	40,136
VIP - Equity-Income Investor Class	80,232	31,135
VIP - Growth	40,752	44,775
VIP - Growth Investor Class	47,700	40,214
VIP - Overseas	2,684	13,749
VIP - Overseas, Investor Class	24,604	32,463
VIP - Investment Grade Bond	23,641	35,413
VIP - Investment Grade Bond Investor Class	179,688	79,308
VIP - Asset Manager	14,110	22,699
VIP - Asset Manager Investor Class	23,293	26,172
VIP - Index 500	388,328	133,891
VIP - Asset Manager: Growth	2,489	7,635
VIP - Asset Manager: Growth Investor Class	9,003	16,707
VIP - Contrafund	79,412	105,046
VIP - Contrafund Investor Class	156,607	101,264
VIP - Balanced	15,803	26,432
VIP - Balanced Investor Class	264,970	219,723
VIP - Dynamic Capital Appreciation	2,017	10,962
VIP - Dynamic Capital Appreciation Investor Class	13,441	53,725
VIP - Growth & Income	13,621	14,455
VIP - Growth & Income Investor Class	52,801	24,662
VIP - Growth Opportunities	3,458	22,546
VIP - Growth Opportunities Investor Class	12,991	93,222
VIP - Mid Cap	24,653	43,237
VIP - Mid Cap Investor Class	63,775	52,873
VIP - Value Strategies	3,524	10,360
VIP - Value Strategies Investor Class	19,295	35,135
VIP - Utilities	23,734	22,112
VIP - Utilities Investor Class	70,395	38,323
VIP - Technology	26,242	28,950
VIP - Technology Investor Class	58,895	63,315

Annual Report
51

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$11,906	$9,472
VIP - Energy Investor Class	49,620	21,873
VIP - Health Care	22,627	75,656
VIP - Health Care Investor Class	80,359	221,530
VIP - Financial Services	21,889	5,188
VIP - Financial Services Investor Class	49,462	24,470
VIP - Industrials	10,524	6,203
VIP - Industrials Investor Class	51,893	17,062
VIP - Consumer Discretionary	3,262	18,755
VIP - Consumer Discretionary Investor Class	17,517	58,249
VIP - Real Estate	8,433	13,437
VIP - Real Estate Investor Class	48,657	46,615
VIP - Strategic Income	7,140	12,835
VIP - Strategic Income Investor Class	90,110	94,145
VIP - International Capital Appreciation	1,401	3,780
VIP - International Capital Appreciation, Investor Class	23,067	26,289
VIP - Value	5,091	7,615
VIP - Value Investor Class	40,435	30,514
VIP - Freedom Income	2,010	2,063
VIP - Freedom Income Investor Class	11,478	9,369
VIP - Freedom 2005	420	866
VIP - Freedom 2005 Investor Class	4,092	5,113
VIP - Freedom 2010	966	2,342
VIP - Freedom 2010 Investor Class	7,580	8,423
VIP - Freedom 2015	1,937	4,201
VIP - Freedom 2015 Investor Class	12,262	11,828
VIP - Freedom 2020	3,400	5,221
VIP - Freedom 2020 Investor Class	25,150	25,072
VIP - Freedom 2025	1,880	3,039
VIP - Freedom 2025 Investor Class	25,862	21,107
VIP - Freedom 2030	1,776	2,023
VIP - Freedom 2030 Investor Class	24,109	15,185
VIP - Freedom Lifetime Income I	1,832	1,237
VIP - Freedom Lifetime Income II	4,867	2,320
VIP - Freedom Lifetime Income III	7,571	1,244
VIP - Disciplined Small Cap	14,483	7,493
VIP - Disciplined Small Cap Investor Class	65,178	24,821
VIP - FundsManager 20%	94,956	83,294
VIP - FundsManager 50%	146,802	128,009
VIP - FundsManager 60%	163,366	191,055
VIP - FundsManager 70%	131,237	88,545
VIP - FundsManager 85%	66,005	58,416
VIP - Consumer Staples	26,601	15,647
VIP - Consumer Staples Investor Class	128,960	55,571
VIP - Materials	3,077	2,622
VIP - Materials Investor Class	22,322	12,501
VIP - Telecommunications	17,408	8,962
VIP - Telecommunications Investor Class	61,507	21,909
VIP - Emerging Markets	2,357	2,705
VIP - Emerging Markets Investor Class	12,598	7,502
VIP - Floating Rate High Income	3,306	677
VIP - Floating Rate High Income Investor Class	52,455	24,171
UIF - Emerging Markets Equity	9,715	12,462
UIF - Emerging Markets Debt	23,283	27,514

Annual Report
52

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
UIF - Global Strategist	$1,581	$8,149
Invesco - Van Kampen Global Core Equity	2,982	4,418
WFAF - Advantage VT Discovery	1,842	3,079
WFAF - Advantage VT Opportunity	2,246	2,124
Lazard - Retirement Emerging Markets	20,974	21,316
PVIT - Commodity Real Return	9,759	6,209
PVIT - Low Duration	84,011	92,205
PVIT - Real Return	28,070	33,413
PVIT - Total Return	77,928	63,208
Blackrock - Global Allocation V.I.	16,635	40,462
FTVIP - Templeton Global Bond	6,554	33,835
FTVIP - Franklin U.S. Gov't Securities	63,890	45,400

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2016:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,088	$233,088	$1.00
VIP - Government Money Market Investor Class	1,067,746	1,067,746	1.00
VIP - High Income	17,943	213,613	5.38
VIP - High Income Investor Class	73,104	437,587	5.36
VIP - Equity-Income	18,890	473,618	21.97
VIP - Equity-Income Investor Class	14,960	357,390	21.86
VIP - Growth	6,332	332,579	59.31
VIP - Growth Investor Class	3,619	205,607	59.08
VIP - Overseas	4,367	105,855	17.81
VIP - Overseas, Investor Class	9,940	214,482	17.75
VIP - Investment Grade Bond	16,142	217,182	12.64
VIP - Investment Grade Bond Investor Class	51,216	670,440	12.59
VIP - Asset Manager	13,978	235,608	15.28
VIP - Asset Manager Investor Class	10,599	173,701	15.20
VIP - Index 500	9,352	1,750,193	227.45
VIP - Asset Manager: Growth	3,606	60,916	18.81
VIP - Asset Manager: Growth Investor Class	4,882	91,219	18.71
VIP - Contrafund	25,918	778,325	33.18
VIP - Contrafund Investor Class	34,809	1,108,990	33.01
VIP - Balanced	8,901	145,669	16.77
VIP - Balanced Investor Class	130,737	2,086,715	16.65
VIP - Dynamic Capital Appreciation	1,814	23,727	12.53
VIP - Dynamic Capital Appreciation Investor Class	8,412	111,078	12.51
VIP - Growth & Income	6,130	106,693	20.15
VIP - Growth & Income Investor Class	9,372	181,343	20.07
VIP - Growth Opportunities	2,280	67,565	31.05
VIP - Growth Opportunities Investor Class	5,245	181,687	30.90
VIP - Mid Cap	9,487	317,365	33.98
VIP - Mid Cap Investor Class	14,643	508,818	33.80
VIP - Value Strategies	2,612	37,060	15.77
VIP - Value Strategies Investor Class	5,541	82,617	15.69
VIP - Utilities	1,657	25,586	14.49
VIP - Utilities Investor Class	6,220	94,866	14.41
VIP - Technology	4,998	61,620	12.76
VIP - Technology Investor Class	18,142	218,884	12.63

Annual Report
53

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Energy	2,801	$75,001	$20.72
VIP - Energy Investor Class	7,215	171,413	20.68
VIP - Health Care	5,554	144,594	21.28
VIP - Health Care Investor Class	23,044	600,102	21.11
VIP - Financial Services	3,332	41,309	11.50
VIP - Financial Services Investor Class	10,306	110,077	11.45
VIP - Industrials	1,846	38,056	20.88
VIP - Industrials Investor Class	6,509	136,132	20.75
VIP - Consumer Discretionary	1,181	21,950	18.33
VIP - Consumer Discretionary Investor Class	6,099	112,010	18.28
VIP - Real Estate	2,348	56,007	20.21
VIP - Real Estate Investor Class	10,392	214,010	20.11
VIP - Strategic Income	6,458	75,420	11.07
VIP - Strategic Income Investor Class	79,247	923,908	11.03
VIP - International Capital Appreciation	1,029	14,183	12.80
VIP - International Capital Appreciation, Investor Class	11,141	147,584	12.71
VIP - Value	1,486	23,266	14.74
VIP - Value Investor Class	9,212	140,945	14.71
VIP - Freedom Income	1,018	11,332	10.98
VIP - Freedom Income Investor Class	5,795	64,411	11.03
VIP - Freedom 2005	509	6,083	11.51
VIP - Freedom 2005 Investor Class	1,535	17,358	10.97
VIP - Freedom 2010	838	10,317	12.31
VIP - Freedom 2010 Investor Class	4,622	53,920	11.68
VIP - Freedom 2015	1,968	24,519	12.39
VIP - Freedom 2015 Investor Class	7,868	90,008	11.48
VIP - Freedom 2020	1,928	24,523	12.56
VIP - Freedom 2020 Investor Class	14,782	169,192	11.51
VIP - Freedom 2025	989	12,936	12.95
VIP - Freedom 2025 Investor Class	12,574	149,932	12.15
VIP - Freedom 2030	1,355	17,880	12.75
VIP - Freedom 2030 Investor Class	12,344	143,106	11.76
VIP - Freedom Lifetime Income I	1,149	12,569	10.76
VIP - Freedom Lifetime Income II	2,804	32,495	11.72
VIP - Freedom Lifetime Income III	2,192	25,720	11.79
VIP - Disciplined Small Cap	2,387	36,317	16.25
VIP - Disciplined Small Cap Investor Class	14,838	221,263	16.19
VIP - FundsManager 20%	61,502	688,683	11.03
VIP - FundsManager 50%	105,798	1,208,833	12.02
VIP - FundsManager 60%	150,511	1,580,741	11.03
VIP - FundsManager 70%	87,870	1,007,263	11.96
VIP - FundsManager 85%	31,500	370,102	11.81
VIP - Consumer Staples	2,006	36,578	17.48
VIP - Consumer Staples Investor Class	14,696	259,678	17.42
VIP - Materials	904	12,911	13.16
VIP - Materials Investor Class	3,628	51,800	13.15
VIP - Telecommunications	1,083	13,529	13.10
VIP - Telecommunications Investor Class	5,180	63,004	13.02
VIP - Emerging Markets	578	5,493	8.36
VIP - Emerging Markets Investor Class	3,701	36,032	8.32
VIP - Floating Rate High Income	645	6,443	9.86
VIP - Floating Rate High Income Investor Class	12,813	128,411	9.86
UIF - Emerging Markets Equity	4,469	98,256	13.16
UIF - Emerging Markets Debt	16,964	154,925	7.79
UIF - Global Strategist	2,843	39,168	9.87

Annual Report
54

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
Invesco - Van Kampen Global Core Equity	2,461	$21,042	$8.83
WFAF - Advantage VT Discovery	958	30,381	25.91
WFAF - Advantage VT Opportunity	754	20,831	24.67
Lazard - Retirement Emerging Markets	5,735	143,043	18.55
PVIT - Commodity Real Return	2,134	26,606	7.87
PVIT - Low Duration	44,077	469,017	10.24
PVIT - Real Return	16,179	234,291	12.27
PVIT - Total Return	52,416	601,258	10.64
Blackrock - Global Allocation V.I.	11,312	195,102	15.46
FTVIP - Templeton Global Bond	6,422	124,036	16.25
FTVIP - Franklin U.S. Gov't Securities	5,834	75,543	12.24

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Government Money Market
Units Issued	8,040	7,478	274	334
Units Redeemed	(8,800)	(8,217)	(445)	(513)
Net Increase (Decrease)	(760)	(739)	(171)	(179)
VIP - High Income
Units Issued	184	105	51	34
Units Redeemed	(294)	(344)	(83)	(98)
Net Increase (Decrease)	(110)	(239)	(32)	(64)
VIP - Equity-Income
Units Issued	116	63	18	8
Units Redeemed	(406)	(502)	(76)	(97)
Net Increase (Decrease)	(290)	(439)	(58)	(89)
VIP - Growth
Units Issued	73	87	9	9
Units Redeemed	(383)	(448)	(54)	(58)
Net Increase (Decrease)	(310)	(361)	(45)	(49)
VIP - Overseas
Units Issued	69	837	2	138
Units Redeemed	(314)	(297)	(33)	(41)
Net Increase (Decrease)	(245)	540	(31)	97
VIP - Overseas, Class R (a)
Units Issued	0	117	0	49
Units Redeemed	0	(2,038)	0	(336)
Net Increase (Decrease)	0	(1,921)	0	(287)
VIP - Investment Grade Bond
Units Issued	689	407	63	55
Units Redeemed	(892)	(808)	(221)	(194)
Net Increase (Decrease)	(203)	(401)	(158)	(139)

(a)  Fund Closed. See Note 1.

Annual Report
55

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Asset Manager
Units Issued	60	78	1	7
Units Redeemed	(348)	(447)	(88)	(108)
Net Increase (Decrease)	(288)	(369)	(87)	(101)
VIP - Index 500
Units Issued	867	565	87	40
Units Redeemed	(1,041)	(1,096)	(123)	(143)
Net Increase (Decrease)	(174)	(531)	(36)	(103)
VIP - Asset Manager: Growth
Units Issued	22	37	—	11
Units Redeemed	(163)	(283)	(53)	(64)
Net Increase (Decrease)	(141)	(246)	(53)	(53)
VIP - Contrafund
Units Issued	224	344	21	42
Units Redeemed	(1,329)	(1,359)	(179)	(174)
Net Increase (Decrease)	(1,105)	(1,015)	(158)	(132)
VIP - Balanced
Units Issued	514	760	31	72
Units Redeemed	(863)	(803)	(221)	(245)
Net Increase (Decrease)	(349)	(43)	(190)	(173)
VIP - Dynamic Capital Appreciation
Units Issued	41	287	6	32
Units Redeemed	(367)	(365)	(76)	(67)
Net Increase (Decrease)	(326)	(78)	(70)	(35)
VIP - Growth & Income
Units Issued	172	151	55	13
Units Redeemed	(405)	(521)	(122)	(178)
Net Increase (Decrease)	(233)	(370)	(67)	(165)
VIP - Growth Opportunities
Units Issued	142	1,043	21	188
Units Redeemed	(827)	(691)	(185)	(135)
Net Increase (Decrease)	(685)	352	(164)	53
VIP - Mid Cap
Units Issued	251	487	19	100
Units Redeemed	(1,037)	(1,184)	(221)	(241)
Net Increase (Decrease)	(786)	(697)	(202)	(141)
VIP - Value Strategies
Units Issued	170	210	37	45
Units Redeemed	(406)	(330)	(95)	(65)
Net Increase (Decrease)	(236)	(120)	(58)	(20)
VIP - Utilities
Units Issued	1,044	204	164	36
Units Redeemed	(1,035)	(609)	(127)	(104)
Net Increase (Decrease)	9	(405)	37	(68)
VIP - Technology
Units Issued	1,106	555	107	100
Units Redeemed	(1,307)	(623)	(125)	(104)
Net Increase (Decrease)	(201)	(68)	(18)	(4)
Annual Report
56

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Energy
Units Issued	516	367	133	70
Units Redeemed	(481)	(732)	(98)	(142)
Net Increase (Decrease)	35	(365)	35	(72)
VIP - Health Care
Units Issued	559	1,583	32	157
Units Redeemed	(2,136)	(1,984)	(243)	(233)
Net Increase (Decrease)	(1,577)	(401)	(211)	(76)
VIP - Financial Services
Units Issued	1,568	560	80	71
Units Redeemed	(455)	(705)	(59)	(68)
Net Increase (Decrease)	1,113	(145)	21	3
VIP - Industrials
Units Issued	200	86	34	15
Units Redeemed	(180)	(298)	(31)	(52)
Net Increase (Decrease)	20	(212)	3	(37)
VIP - Consumer Discretionary
Units Issued	129	830	63	151
Units Redeemed	(734)	(248)	(119)	(43)
Net Increase (Decrease)	(605)	582	(56)	108
VIP - Real Estate
Units Issued	273	456	54	104
Units Redeemed	(425)	(626)	(84)	(123)
Net Increase (Decrease)	(152)	(170)	(30)	(19)
VIP - Strategic Income
Units Issued	401	231	18	30
Units Redeemed	(745)	(916)	(91)	(126)
Net Increase (Decrease)	(344)	(685)	(73)	(96)
VIP - Growth Strategies (a)
Units Issued	0	164	0	63
Units Redeemed	0	(508)	0	(134)
Net Increase (Decrease)	0	(344)	0	(71)
VIP - International Capital Appreciation
Units Issued	97	869	3	137
Units Redeemed	(218)	0	(31)	0
Net Increase (Decrease)	(121)	869	(28)	137
VIP - International Capital Appreciation, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(891)	0	(146)
Net Increase (Decrease)	0	(891)	0	(146)
VIP - Value Leaders (a)
Units Issued	0	20	0	15
Units Redeemed	0	(453)	0	(88)
Net Increase (Decrease)	0	(433)	0	(73)
VIP - Value
Units Issued	253	551	92	81
Units Redeemed	(381)	(496)	(111)	(104)
Net Increase (Decrease)	(128)	55	(19)	(23)

(a)  Fund Closed. See Note 1.

Annual Report
57

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Growth Stock (a)
Units Issued	0	80	0	6
Units Redeemed	0	(861)	0	(155)
Net Increase (Decrease)	0	(781)	0	(149)
VIP - Freedom Income
Units Issued	129	122	0	0
Units Redeemed	(145)	(234)	0	0
Net Increase (Decrease)	(16)	(112)	0	0
VIP - Freedom 2005
Units Issued	17	47	0	0
Units Redeemed	(54)	(117)	0	0
Net Increase (Decrease)	(37)	(70)	0	0
VIP - Freedom 2010
Units Issued	60	88	0	0
Units Redeemed	(165)	(233)	0	0
Net Increase (Decrease)	(105)	(145)	0	0
VIP - Freedom 2015
Units Issued	75	122	0	0
Units Redeemed	(263)	(339)	0	0
Net Increase (Decrease)	(188)	(217)	0	0
VIP - Freedom 2020
Units Issued	157	163	0	0
Units Redeemed	(324)	(349)	0	0
Net Increase (Decrease)	(167)	(186)	0	0
VIP - Freedom 2025
Units Issued	88	110	0	0
Units Redeemed	(182)	(244)	0	0
Net Increase (Decrease)	(94)	(134)	0	0
VIP - Freedom 2030
Units Issued	54	189	0	0
Units Redeemed	(115)	(181)	0	0
Net Increase (Decrease)	(61)	8	0	0
VIP - Disciplined Small Cap
Units Issued	662	460	175	75
Units Redeemed	(512)	(614)	(86)	(98)
Net Increase (Decrease)	150	(154)	89	(23)
VIP - Funds Manager 20%
Units Issued	583	462	129	147
Units Redeemed	(690)	(720)	(211)	(132)
Net Increase (Decrease)	(107)	(258)	(82)	15
VIP - Funds Manager 50%
Units Issued	655	421	58	131
Units Redeemed	(877)	(1,096)	(456)	(523)
Net Increase (Decrease)	(222)	(675)	(398)	(392)
VIP - Funds Manager 60%
Units Issued	99	211	31	29
Units Redeemed	(539)	(573)	(169)	(217)
Net Increase (Decrease)	(440)	(362)	(138)	(188)

(a)  Fund Closed. See Note 1.

Annual Report
58

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Funds Manager 70%
Units Issued	216	339	63	71
Units Redeemed	(587)	(611)	(257)	(314)
Net Increase (Decrease)	(371)	(272)	(194)	(243)
VIP - Funds Manager 85%
Units Issued	51	117	90	26
Units Redeemed	(328)	(483)	(129)	(132)
Net Increase (Decrease)	(277)	(366)	(39)	(106)
VIP - Consumer Staples
Units Issued	1,170	381	214	71
Units Redeemed	(849)	(280)	(146)	(53)
Net Increase (Decrease)	321	101	68	18
VIP - Materials
Units Issued	172	97	25	21
Units Redeemed	(172)	(323)	(22)	(44)
Net Increase (Decrease)	—	(226)	3	(23)
VIP - Telecommunications
Units Issued	1,034	158	253	27
Units Redeemed	(605)	(87)	(95)	(24)
Net Increase (Decrease)	429	71	158	3
VIP - Emerging Markets
Units Issued	257	655	63	36
Units Redeemed	(326)	0	(50)	0
Net Increase (Decrease)	(69)	655	13	36
VIP - Emerging Markets, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(873)	0	(51)
Net Increase (Decrease)	0	(873)	0	(51)
VIP - Floating Rate High Income
Units Issued	305	406	19	36
Units Redeemed	(75)	(195)	(13)	(26)
Net Increase (Decrease)	230	211	6	10
UIF - Emerging Markets Equity
Units Issued	41	36	4	9
Units Redeemed	(204)	(260)	(32)	(32)
Net Increase (Decrease)	(163)	(224)	(28)	(23)
UIF - Emerging Markets Debt
Units Issued	64	19	6	1
Units Redeemed	(139)	(114)	(15)	(16)
Net Increase (Decrease)	(75)	(95)	(9)	(15)
UIF - Global Strategist
Units Issued	4	10	—	1
Units Redeemed	(83)	(107)	(25)	(26)
Net Increase (Decrease)	(79)	(97)	(25)	(25)
Invesco - Van Kampen Global Core Equity
Units Issued	9	46	—	4
Units Redeemed	(67)	(104)	(12)	(18)
Net Increase (Decrease)	(58)	(58)	(12)	(14)

(a)  Fund Closed. See Note 1.

Annual Report
59

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
WFAF - Advantage VT Discovery
Units Issued	1	1	—	0
Units Redeemed	(73)	(68)	(12)	(15)
Net Increase (Decrease)	(72)	(67)	(12)	(15)
WFAF - Advantage VT Opportunity
Units Issued	2	0	—	0
Units Redeemed	(47)	(35)	(8)	(9)
Net Increase (Decrease)	(45)	(35)	(8)	(9)
Lazard - Retirement Emerging Markets
Units Issued	289	73	42	4
Units Redeemed	(390)	(346)	(39)	(38)
Net Increase (Decrease)	(101)	(273)	3	(34)
PVIT - Commodity Real Return
Units Issued	—	0	8	2
Units Redeemed	(2)	(14)	(7)	(9)
Net Increase (Decrease)	(2)	(14)	1	(7)
PVIT - Low Duration
Units Issued	520	623	26	5
Units Redeemed	(683)	(949)	(24)	(29)
Net Increase (Decrease)	(163)	(326)	2	(24)
PVIT - Real Return
Units Issued	190	114	14	12
Units Redeemed	(383)	(296)	(58)	(25)
Net Increase (Decrease)	(193)	(182)	(44)	(13)
PVIT - Total Return
Units Issued	416	288	41	31
Units Redeemed	(621)	(528)	(42)	(26)
Net Increase (Decrease)	(205)	(240)	(1)	5
Blackrock - Global Allocation V.I.
Units Issued	63	119	1	4
Units Redeemed	(185)	(153)	(12)	(19)
Net Increase (Decrease)	(122)	(34)	(11)	(15)
FTVIP - Templeton Global Bond
Units Issued	64	205	2	6
Units Redeemed	(281)	(288)	(7)	(11)
Net Increase (Decrease)	(217)	(83)	(5)	(5)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	785	303	81	36
Units Redeemed	(600)	(248)	(49)	(34)
Net Increase (Decrease)	185	55	32	2
VIP - Government Money Market Investor Class
Units Issued	176,981	206,638	6,601	8,223
Units Redeemed	(163,990)	(198,175)	(6,674)	(8,290)
Net Increase (Decrease)	12,991	8,463	(73)	(67)
VIP - High Income Investor Class
Units Issued	8,024	6,975	0	0
Units Redeemed	(7,209)	(8,982)	0	0
Net Increase (Decrease)	815	(2,007)	0	0

Annual Report
60

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Equity Income Investor Class
Units Issued	4,025	1,962	0	0
Units Redeemed	(2,749)	(3,377)	0	0
Net Increase (Decrease)	1,276	(1,415)	0	0
VIP - Growth Investor Class
Units Issued	1,951	2,948	0	0
Units Redeemed	(2,508)	(1,926)	0	0
Net Increase (Decrease)	(557)	1,022	0	0
VIP - Overseas, Investor Class
Units Issued	2,532	5,098	0	0
Units Redeemed	(3,231)	(2,932)	0	0
Net Increase (Decrease)	(699)	2,166	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	18,041	12,518	0	0
Units Redeemed	(12,071)	(9,834)	0	0
Net Increase (Decrease)	5,970	2,684	0	0
VIP - Asset Manager Investor Class
Units Issued	1,013	2,058	0	0
Units Redeemed	(1,728)	(1,425)	0	0
Net Increase (Decrease)	(715)	633	0	0
VIP - Index 500
Units Issued	24,835	21,801	0	0
Units Redeemed	(13,721)	(12,614)	0	0
Net Increase (Decrease)	11,114	9,187	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	453	1,819	0	0
Units Redeemed	(1,058)	(708)	0	0
Net Increase (Decrease)	(605)	1,111	0	0
VIP - Contrafund Investor Class
Units Issued	6,974	10,438	0	0
Units Redeemed	(8,600)	(7,547)	0	0
Net Increase (Decrease)	(1,626)	2,891	0	0
VIP - Balanced Investor Class
Units Issued	15,853	20,537	0	0
Units Redeemed	(10,144)	(8,210)	0	0
Net Increase (Decrease)	5,709	12,327	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	701	2,912	0	0
Units Redeemed	(2,787)	(2,026)	0	0
Net Increase (Decrease)	(2,086)	886	0	0
VIP - Growth & Income Investor Class
Units Issued	2,502	2,539	0	0
Units Redeemed	(1,822)	(3,293)	0	0
Net Increase (Decrease)	680	(754)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,002	7,944	0	0
Units Redeemed	(4,766)	(2,910)	0	0
Net Increase (Decrease)	(3,764)	5,034	0	0

Annual Report
61

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Mid Cap Investor Class
Units Issued	3,222	6,030	0	0
Units Redeemed	(4,055)	(4,566)	0	0
Net Increase (Decrease)	(833)	1,464	0	0
VIP - Value Strategies Investor Class
Units Issued	1,235	2,070	0	0
Units Redeemed	(2,050)	(1,120)	0	0
Net Increase (Decrease)	(815)	950	0	0
VIP - Utilities Investor Class
Units Issued	4,256	1,170	0	0
Units Redeemed	(2,860)	(2,566)	0	0
Net Increase (Decrease)	1,396	(1,396)	0	0
VIP - Technology Investor Class
Units Issued	3,380	4,268	0	0
Units Redeemed	(4,089)	(2,174)	0	0
Net Increase (Decrease)	(709)	2,094	0	0
VIP - Energy Investor Class
Units Issued	4,895	4,498	0	0
Units Redeemed	(3,080)	(3,075)	0	0
Net Increase (Decrease)	1,815	1,423	0	0
VIP - Health Care Investor Class
Units Issued	3,112	9,747	0	0
Units Redeemed	(8,887)	(6,718)	0	0
Net Increase (Decrease)	(5,775)	3,029	0	0
VIP - Financial Services Investor Class
Units Issued	4,175	3,136	0	0
Units Redeemed	(2,664)	(2,527)	0	0
Net Increase (Decrease)	1,511	609	0	0
VIP - Industrials Investor Class
Units Issued	1,975	1,027	0	0
Units Redeemed	(1,033)	(1,468)	0	0
Net Increase (Decrease)	942	(441)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,358	4,067	0	0
Units Redeemed	(3,209)	(1,217)	0	0
Net Increase (Decrease)	(1,851)	2,850	0	0
VIP - Real Estate Investor Class
Units Issued	3,150	4,075	0	0
Units Redeemed	(3,331)	(4,198)	0	0
Net Increase (Decrease)	(181)	(123)	0	0
VIP - Strategic Income Investor Class
Units Issued	7,353	8,753	0	0
Units Redeemed	(9,253)	(11,961)	0	0
Net Increase (Decrease)	(1,900)	(3,208)	0	0
VIP - Growth Strategies Investor Class (a)
Units Issued	0	975	0	0
Units Redeemed	0	(2,363)	0	0
Net Increase (Decrease)	0	(1,388)	0	0

(a)  Fund Closed. See Note 1.

Annual Report
62

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - International Capital Appreciation, Investor Class
Units Issued	2,081	4,521	0	0
Units Redeemed	(2,337)	(1,752)	0	0
Net Increase (Decrease)	(256)	2,769	0	0
VIP - Value Leaders Investor Class (a)
Units Issued	0	178	0	0
Units Redeemed	0	(1,378)	0	0
Net Increase (Decrease)	0	(1,200)	0	0
VIP - Value Investor Class
Units Issued	2,570	3,082	0	0
Units Redeemed	(2,151)	(2,287)	0	0
Net Increase (Decrease)	419	795	0	0
VIP - Growth Stock Investor Class (a)
Units Issued	0	706	0	0
Units Redeemed	0	(5,336)	0	0
Net Increase (Decrease)	0	(4,630)	0	0
VIP - Freedom Income Investor Class
Units Issued	834	1,363	0	0
Units Redeemed	(792)	(1,461)	0	0
Net Increase (Decrease)	42	(98)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	247	245	0	0
Units Redeemed	(353)	(381)	0	0
Net Increase (Decrease)	(106)	(136)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	431	410	0	0
Units Redeemed	(575)	(515)	0	0
Net Increase (Decrease)	(144)	(105)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	641	778	0	0
Units Redeemed	(826)	(999)	0	0
Net Increase (Decrease)	(185)	(221)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,340	1,444	0	0
Units Redeemed	(1,760)	(1,618)	0	0
Net Increase (Decrease)	(420)	(174)	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,381	2,177	0	0
Units Redeemed	(1,484)	(1,184)	0	0
Net Increase (Decrease)	(103)	993	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,258	1,770	0	0
Units Redeemed	(1,133)	(963)	0	0
Net Increase (Decrease)	125	807	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	87	29
Units Redeemed	0	0	(74)	(75)
Net Increase (Decrease)	0	0	13	(46)

(a)  Fund Closed. See Note 1.

Annual Report
63

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Freedom Lifetime Income II
Units Issued	0	0	253	222
Units Redeemed	0	0	(155)	(152)
Net Increase (Decrease)	0	0	98	70
VIP - Freedom Lifetime Income III
Units Issued	0	0	390	296
Units Redeemed	0	0	(76)	(77)
Net Increase (Decrease)	0	0	314	219
VIP - Disciplined Small Cap Investor Class
Units Issued	3,493	3,711	0	0
Units Redeemed	(2,326)	(2,659)	0	0
Net Increase (Decrease)	1,167	1,052	0	0
VIP - FundsManager 20%
Units Issued	7,897	7,635	217	181
Units Redeemed	(8,159)	(9,139)	(102)	(58)
Net Increase (Decrease)	(262)	(1,504)	115	123
VIP - FundsManager 50%
Units Issued	9,243	10,886	1,924	2,108
Units Redeemed	(10,346)	(9,110)	(640)	(429)
Net Increase (Decrease)	(1,103)	1,776	1,284	1,679
VIP - FundsManager 60%
Units Issued	6,729	12,018	1,972	2,655
Units Redeemed	(7,029)	(7,038)	(615)	(367)
Net Increase (Decrease)	(300)	4,980	1,357	2,288
VIP - FundsManager 70%
Units Issued	7,608	11,673	440	779
Units Redeemed	(7,522)	(7,076)	(217)	(112)
Net Increase (Decrease)	86	4,597	223	667
VIP - FundsManager 85%
Units Issued	3,215	4,626	280	155
Units Redeemed	(3,709)	(2,923)	(146)	(60)
Net Increase (Decrease)	(494)	1,703	134	95
VIP - Consumer Staples Investor Class
Units Issued	6,910	3,766	0	0
Units Redeemed	(4,568)	(2,167)	0	0
Net Increase (Decrease)	2,342	1,599	0	0
VIP - Materials Investor Class
Units Issued	1,401	637	0	0
Units Redeemed	(892)	(1,143)	0	0
Net Increase (Decrease)	509	(506)	0	0
VIP - Telecommunications Investor Class
Units Issued	4,155	901	0	0
Units Redeemed	(1,928)	(539)	0	0
Net Increase (Decrease)	2,227	362	0	0

Annual Report
64

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Emerging Markets Investor Class
Units Issued	1,570	1,065	0	0
Units Redeemed	(1,088)	(949)	0	0
Net Increase (Decrease)	482	116	0	0
VIP - Floating Rate High Income Investor Class
Units Issued	5,636	7,230	0	0
Units Redeemed	(3,371)	(4,749)	0	0
Net Increase (Decrease)	2,265	2,481	0	0
UIF - Emerging Markets Equity
Units Issued	910	547	0	0
Units Redeemed	(734)	(815)	0	0
Net Increase (Decrease)	176	(268)	0	0
UIF - Emerging Markets Debt
Units Issued	1,243	681	0	0
Units Redeemed	(1,854)	(2,330)	0	0
Net Increase (Decrease)	(611)	(1,649)	0	0
UIF - Global Strategist
Units Issued	111	227	0	0
Units Redeemed	(472)	(634)	0	0
Net Increase (Decrease)	(361)	(407)	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	230	424	0	0
Units Redeemed	(259)	(431)	0	0
Net Increase (Decrease)	(29)	(7)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,780	1,266	0	0
Units Redeemed	(1,838)	(2,187)	0	0
Net Increase (Decrease)	(58)	(921)	0	0
PVIT - Commodity Real Return
Units Issued	1,812	1,027	0	0
Units Redeemed	(1,235)	(791)	0	0
Net Increase (Decrease)	577	236	0	0
PVIT - Low Duration
Units Issued	10,121	8,611	0	0
Units Redeemed	(11,209)	(11,800)	0	0
Net Increase (Decrease)	(1,088)	(3,189)	0	0
PVIT - Real Return
Units Issued	2,525	1,597	0	0
Units Redeemed	(3,067)	(4,114)	0	0
Net Increase (Decrease)	(542)	(2,517)	0	0
PVIT - Total Return
Units Issued	8,374	7,606	0	0
Units Redeemed	(7,801)	(9,047)	0	0
Net Increase (Decrease)	573	(1,441)	0	0
Blackrock - Global Allocation V.I.
Units Issued	1,745	2,961	0	0
Units Redeemed	(3,790)	(2,868)	0	0
Net Increase (Decrease)	(2,045)	93	0	0

Annual Report
65

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
FTVIP - Templeton Global Bond
Units Issued	1,052	2,115	0	0
Units Redeemed	(3,449)	(3,737)	0	0
Net Increase (Decrease)	(2,397)	(1,622)	0	0
FTVIP - Franklin U.S. Gov't Securities
Units Issued	6,686	3,510	0	0
Units Redeemed	(5,293)	(2,109)	0	0
Net Increase (Decrease)	1,393	1,401	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2016	2015
VIP - Government Money Market Investor Class
Units Issued	2,383	1,744
Units Redeemed	(2,444)	(1,463)
Net Increase (Decrease)	(61)	281
VIP - Balanced Investor Class
Units Issued	248	493
Units Redeemed	(8,352)	(5,304)
Net Increase (Decrease)	(8,104)	(4,811)
VIP - Funds Manager 60%
Units Issued	50	77
Units Redeemed	(6,694)	(5,584)
Net Increase (Decrease)	(6,644)	(5,507)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
VIP - Government Money Market Investor Class
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)

Annual Report
66

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
VIP - High Income Investor Class
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
VIP - Equity-Income
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
VIP - Equity-Income Investor Class
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
VIP - Growth
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
VIP - Growth Investor Class
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
VIP - Overseas
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
VIP - Overseas, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
VIP - Overseas, Investor Class
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%

(a)  Fund Closed. See Note 1.
Annual Report
67

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
VIP - Investment Grade Bond Investor Class
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
VIP - Asset Manager
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
VIP - Asset Manager Investor Class
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
VIP - Index 500
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
VIP - Asset Manager: Growth
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
VIP - Asset Manager: Growth Investor Class
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
VIP - Contrafund
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%

Annual Report
68

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
VIP - Balanced
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
VIP - Balanced Investor Class
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
VIP - Dynamic Capital Appreciation
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
VIP - Dynamic Capital Appreciation Investor Class
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
VIP - Growth & Income
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
VIP - Growth & Income Investor Class
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
VIP - Growth Opportunities
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%

Annual Report
69

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
VIP - Mid Cap
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
VIP - Mid Cap Investor Class
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
VIP - Value Strategies
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
VIP - Value Strategies Investor Class
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
VIP - Utilities
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
VIP - Utilities Investor Class
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
VIP - Technology
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%

Annual Report
70

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
VIP - Energy
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
VIP - Energy Investor Class
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
VIP - Health Care
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
VIP - Health Care Investor Class
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
VIP - Financial Services
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
VIP - Financial Services Investor Class
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
VIP - Industrials
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%

Annual Report
71

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Investor Class
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
VIP - Consumer Discretionary
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
VIP - Consumer Discretionary Investor Class
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
VIP - Real Estate
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
VIP - Real Estate Investor Class
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
VIP - Strategic Income
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
VIP - Strategic Income Investor Class
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
VIP - Growth Strategies (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%

(a)  Fund Closed. See Note 1.
Annual Report
72

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
VIP - International Capital Appreciation
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
VIP - International Capital Appreciation Investor Class
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
VIP - Value Leaders (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
VIP - Value Leaders Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
VIP - Value
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
VIP - Value Investor Class
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
VIP - Growth Stock (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%

(a)  Fund Closed. See Note 1.

Annual Report
73

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
VIP - Freedom Income
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
VIP - Freedom Income Investor Class
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
VIP - Freedom 2005
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
VIP - Freedom 2005 Investor Class
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
VIP - Freedom 2010
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
VIP - Freedom 2010 Investor Class
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
VIP - Freedom 2015
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%

(a)  Fund Closed. See Note 1.

Annual Report
74

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
VIP - Freedom 2020
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
VIP - Freedom 2020 Investor Class
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
VIP - Freedom 2025
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
VIP - Freedom 2025 Investor Class
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
VIP - Freedom 2030
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
VIP - Freedom 2030 Investor Class
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
VIP - Freedom Lifetime Income I
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%

Annual Report
75

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
VIP - Freedom Lifetime Income III
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
VIP - Disciplined Small Cap
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
VIP - Disciplined Small Cap Investor Class
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
VIP - FundsManager 20%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
VIP - FundsManager 50%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
VIP - FundsManager 60%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
VIP - FundsManager 70%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%

Annual Report
76

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 85%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
VIP - Consumer Staples
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
VIP - Consumer Staples Investor Class
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
VIP - Materials
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
VIP - Materials Investor Class
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
VIP - Telecommunications
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
VIP - Telecommunications Investor Class
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
VIP - Emerging Markets
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%

(a)  Fund Closed. See Note 1.
Annual Report
77

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
VIP - Floating Rate High Income
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
UIF - Emerging Markets Debt
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
UIF - Global Strategist
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
Invesco - Van Kampen Global Core Equity
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
WFAF - Advantage VT Discovery
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%

Annual Report
78

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
Lazard - Retirement Emerging Markets
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
PVIT - Commodity Real Return
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (d)
PVIT - Low Duration
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
PVIT - Real Return
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
PVIT - Total Return
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
Blackrock - Global Allocation V.I.
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (d)

(d)  These portfolios commenced operations on April 30, 2012.

Annual Report
79

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (d)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

Effective March 2017, Fidelity Freedom Lifetime Income, a variable immediate income annuity, was closed to new business.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report
80

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying Statements of Assets and Liabilities, Statements of Operations, and Statements of Changes in Net Assets present fairly, in all material respects, the financial position of Fidelity VIP Asset Manager – Initial Class, Fidelity VIP Asset Manager – Investor Class, Fidelity VIP Asset Manager: Growth – Initial Class, Fidelity VIP Asset Manager: Growth – Investor Class, Fidelity VIP Balanced – Initial Class, Fidelity VIP Balanced – Investor Class, Fidelity VIP Consumer Discretionary – Initial Class, Fidelity VIP Consumer Discretionary – Investor Class, Fidelity VIP Consumer Staples – Initial Class, Fidelity VIP Consumer Staples – Investor Class, Fidelity VIP Contrafund – Initial Class, Fidelity VIP Contrafund – Investor Class, Fidelity VIP Disciplined Small Cap – Initial Class, Fidelity VIP Disciplined Small Cap – Investor Class, Fidelity VIP Dynamic Capital Appreciation – Initial Class, Fidelity VIP Dynamic Capital Appreciation – Investor Class, Fidelity VIP Emerging Markets – Initial Class, Fidelity VIP Emerging Markets – Investor Class, Fidelity VIP Energy – Initial Class, Fidelity VIP Energy – Investor Class, Fidelity VIP Equity Income – Initial Class, Fidelity VIP Equity Income – Investor Class, Fidelity VIP Financial Services – Initial Class, Fidelity VIP Financial Services – Investor Class, Fidelity VIP Floating Rate High Income – Initial Class, Fidelity VIP Floating Rate High Income – Investor Class, Fidelity VIP Freedom 2005 – Initial Class, Fidelity VIP Freedom 2010 – Initial Class, Fidelity VIP Freedom 2015 – Initial Class, Fidelity VIP Freedom 2020 – Initial Class, Fidelity VIP Freedom 2025 – Initial Class, Fidelity VIP Freedom 2030 – Initial Class, Fidelity VIP Freedom Income – Initial Class, Fidelity VIP Freedom Income – Investor Class, Fidelity VIP Freedom Lifetime Inc I – Investor Class, Fidelity VIP Freedom Lifetime Inc II – Investor Class, Fidelity VIP Freedom Lifetime Inc III – Investor Class, Fidelity VIP FundsManager 20% – Investor Class, Fidelity VIP FundsManager 50% – Investor Class, Fidelity VIP FundsManager 60% – Investor Class, Fidelity VIP FundsManager 70% – Investor Class, Fidelity VIP FundsManager 85% – Investor Class, Fidelity VIP Government Money Market – Initial Class, Fidelity VIP Government Money Market – Investor Class, Fidelity VIP Growth – Initial Class, Fidelity VIP Growth – Investor Class, Fidelity VIP Growth & Income – Initial Class, Fidelity VIP Growth & Income – Investor Class, Fidelity VIP Growth Opportunities – Initial Class, Fidelity VIP Growth Opportunities – Investor Class, Fidelity VIP Health Care – Initial Class, Fidelity VIP Health Care – Investor Class, Fidelity VIP High Income – Initial Class, Fidelity VIP High Income – Investor Class, Fidelity VIP Index 500 – Initial Class, Fidelity VIP Industrials – Initial Class, Fidelity VIP Industrials – Investor Class, Fidelity VIP International Capital Appreciation – Initial Class, Fidelity VIP International Capital Appreciation – Investor Class, Fidelity VIP Investment Grade Bond – Initial Class, Fidelity VIP Investment Grade Bond – Investor Class, Fidelity VIP Investor Freedom 2005 , Fidelity VIP Investor Freedom 2010, Fidelity VIP Investor Freedom 2015, Fidelity VIP Investor Freedom 2020, Fidelity VIP Investor Freedom 2025, Fidelity VIP Investor Freedom 2030, Fidelity VIP Materials – Initial Class, Fidelity VIP Materials – Investor Class, Fidelity VIP Mid Cap – Initial Class, Fidelity VIP Mid Cap – Investor Class, Fidelity VIP Overseas – Initial Class, Fidelity VIP Overseas – Investor Class, Fidelity VIP Real Estate – Initial Class, Fidelity VIP Real Estate – Investor Class, Fidelity VIP Strategic Income – Initial Class, Fidelity VIP Strategic Income – Investor Class, Fidelity VIP Technology – Initial Class, Fidelity VIP Technology – Investor Class, Fidelity VIP Telecommunications – Initial Class, Fidelity VIP Telecommunications – Investor Class, Fidelity VIP Utilities – Initial Class, Fidelity VIP Utilities – Investor Class, Fidelity VIP Value – Initial Class, Fidelity VIP Value – Investor Class, Fidelity VIP Value Strategies – Initial Class, Fidelity VIP Value Strategies – Investor Class, Blackrock Global Allocation V.I. Fund – Class I, Franklin U.S. Government Securities VIP Fund – Class 2, Invesco V.I. Global Core Equity Fund – Series I, Lazard Retirement Emerging Markets Equity Portfolio – Investor, Universal Institutional Funds Emerging Markets Debt Portfolio – Class I, Universal Institutional Funds Emerging Markets Equity Portfolio – Class I, Universal Institutional Funds Global Strategist Portfolio – Class II, PIMCO CommodityRealReturn Strategy Portfolio – Administrative, PIMCO Low Duration Portfolio – Administrative, PIMCO Real Return Portfolio – Administrative, PIMCO Total Return Portfolio – Administrative, Templeton Global Bond VIP Fund – Class 2, Wells Fargo VT Discovery Fund – Class 2, and Wells Fargo VT Opportunity Fund – Class 2 (constituting the Fidelity Investment Variable Annuity Account I sub-accounts, hereafter referred to as the "sub-accounts") as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the Transfer Agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2017

Annual Report
81

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0217

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2016, 2015 and 2014

TABLE OF CONTENTS	PAGE(S)
Independent Auditor’s Report	1-2
Consolidated Balance Sheets	3
Consolidated Statements of Comprehensive Income	4
Consolidated Statements of Stockholder’s Equity	5
Consolidated Statements of Cash Flows	6
Notes to Consolidated Financial Statements	7 - 29

Report of Independent Auditors

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2016 and December 31, 2015, the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2017

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2016	2015
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $998,450 in 2016 and $880,179 in 2015)	$996,025	$873,312
Other investment	1,226	1,665
Policy loans	1,489	1,632

Total investments	998,740	876,609

Cash and cash equivalents	126,281	106,905
Restricted cash and cash equivalents	6,151	2,263
Accrued investment income	8,113	6,816
Deferred policy acquisition costs	70,089	69,665
Reinsurance deposit and receivables	1,095,700	1,207,525
Other assets	15,955	15,857
Net deferred tax asset	77,809	81,165
Income taxes receivable	7,304	—
Separate account assets	27,186,998	26,175,983

Total assets	29,593,140	28,542,788

LIABILITIES
Future contract and policy benefits	748,077	772,375
Contract holder deposit funds	687,838	708,370
Other liabilities and accrued expenses	41,402	32,778
Income taxes payable	—	5,715
Payable to parent and affiliates, net	10,379	11,096
Separate account liabilities	27,186,998	26,175,983

Total liabilities	28,674,694	27,706,317

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(1,566)	(4,683)
Retained earnings	845,517	766,616
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	918,329	836,311
Noncontrolling interest	117	160

Total stockholder’s equity	918,446	836,471

Total liabilities and stockholder’s equity	$29,593,140	$28,542,788

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2016	2015	2014

Revenues:
Fees charged to contract holders	$110,644	$116,704	$116,191
Net investment income	23,834	20,620	18,561
Interest on reinsurance deposit	27,869	30,458	32,394
Fund administration fees (1)	54,415	58,116	52,828
Premiums, net	6,734	10,104	9,394
Gain from reinsurance recapture	9,672	—	—
Net realized investment gains (losses):
Other than temporary losses on debt securities	—	(223)	—
Net realized investment gains on sales	1,991	899	5,406
Total net realized investment gains	1,991	676	5,406

Total revenues	235,159	236,678	234,774

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	73,456	71,270	69,383
Contract and policy benefits and expenses	60,540	52,370	53,524
Other expenses	8,151	24,067	20,502

Total benefits and expenses	142,147	147,707	143,409

Income before income taxes	93,012	88,971	91,365

Income tax expense	14,927	20,641	22,534

Net income	78,085	68,330	68,831
Less: Net loss attributable to noncontrolling interest	(816)	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$78,901	$68,821	$69,164

Net income	$78,085	$68,330	$68,831
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	6,816	(12,636)	6,675
Reclassification adjustment for net realized gains included in net income	(1,991)	(676)	(5,406)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,708)	4,681	(450)

Other comprehensive income (loss), net of tax	3,117	(8,631)	819
Comprehensive income	81,202	59,699	69,650
Less: Comprehensive loss attributable to noncontrolling interest	(816)	(491)	(333)
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$82,018	$60,190	$69,983

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2016, 2015 and 2014

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

Comprehensive income:
Other contributions	—	—	—	—	773	773
Net Income (loss)	—	—	—	78,901	(816)	78,085
Other comprehensive income	—	—	3,117	—	—	3,117

Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2016	2015	2014
Cash flows provided by (used for) operating activities:
Net income	$78,085	$68,330	$68,831
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from reinsurance recapture	55,397	—	—
Gain from reinsurance recapture	(9,672)	—	—
Amortization and depreciation	2,476	2,364	1,998
Net realized investment gains	(1,991)	(676)	(5,406)
Provision (benefit) for deferred taxes	1,648	(3,827)	(2,979)
Equity loss from investee company	8,151	4,903	3,308
Changes in assets and liabilities:
Accrued investment income	(1,297)	(1,920)	411
Deferred policy acquisition costs, net of amortization	(580)	(1,074)	(1,774)
Future contract and policy benefits, net	91,414	84,207	82,489
Reinsurance deposit and receivables	66,100	70,413	77,104
Payable to parent and affiliates, net	(717)	802	1,560
Restricted cash and cash equivalents	(3,888)	(2,263)	—
Income taxes	(13,019)	13,019	1,713
Other assets and other liabilities, net	8,535	3,385	(8,232)

Net cash provided by operating activities	280,642	237,663	219,023

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(755,731)	(517,643)	(625,686)
Proceeds from sale of equity securities	—	—	55
Proceeds from sales of debt securities	622,471	429,360	535,569
Proceeds from maturities and calls of debt securities	15,052	12,077	17,495
Investment in investee company	(6,078)	(4,117)	(2,851)
Accrued contributions in investee company	(872)	(114)	—
Investment trades payable (receivable)	(5)	(2,947)	115
Purchase of fixed assets	(2)	(26)	—
Change in policy loans	143	(389)	(119)

Net cash (used for) provided by investing activities	(125,022)	(83,799)	(75,422)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,395,208	2,007,444	2,049,348
Net transfers from/ (to) separate accounts	439,317	(385,113)	(528,858)
Withdrawals from variable annuity contracts	(1,889,399)	(1,678,377)	(1,561,544)
Withdrawals from fixed annuity contracts	(81,370)	(86,737)	(92,629)

Net cash used for financing activities	(136,244)	(142,783)	(133,683)

Net increase in cash and cash equivalents	19,376	11,081	9,918

Cash and cash equivalents:
Beginning of year	106,905	95,824	85,906
End of year	$126,281	$106,905	$95,824

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	—	(19,164)	(17,195)
Capital contribution from parent	$—	$—	$1,796

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $120,630 and $103,134 at December 31, 2016, and 2015, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $14,789 and $10,847 at December 31, 2016, and 2015, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.  Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to DAC amortization and, if necessary, a premium deficiency reserve is established.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long-term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2016, 2015, or 2014.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of Accounting Pronouncements

In January 2017, the FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 from the goodwill impairment test. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the impairment charge should not exceed the goodwill allocated to that reporting unit. This guidance will be effective for the Company beginning January 1, 2020, with early adoption permitted.

In August 2016, the FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. This guidance will be effective for the Company beginning January 1, 2018.  Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows.  This guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact these amendments will have on the consolidated financial statements.

In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses.  The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. Additionally, the new guidance creates a new model for determining credit losses on available-for-sale debt securities that does not include the concept of other-than-temporary impairments. Under the new guidance, credit losses will be recorded as an allowance as opposed to a direct write-off of the value of the security. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2016, the FASB issued new guidance on accounting for leases.  This guidance requires a lessee to account for leases as finance or operating leases.  Both types of leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition.  The new guidance will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements (continued)

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$6,247	$6,657
Unlocking of benefit ratio	(1,225)	(1,022)
Interest on reserve	339	401
Claims paid	(1,512)	(1,814)
Accrual of benefit ratio	1,807	2,025
Ending Balance	$5,656	$6,247

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $5,640 and $6,208 at December 31, 2016 and 2015, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 2.5%.

•                  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2016, and 2015.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2016	2015

Net deposits paid
Account value	$4,395,822	$4,549,493
Net amount at risk	$121,989	$135,276
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$237,234	$245,063
Net amount at risk	$21,009	$28,375
Average attained age of contract holders	71	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (continued)

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$2,794	$2,869
Unlocking of benefit ratio	(659)	(510)
Interest on reserve	111	119
Accrual of benefit ratio	218	316
Ending Balance	$2,464	$2,794

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product is closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,381 and $2,702 at December 31, 2016, and 2015, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 10 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2016 and 2015:

	Years Ended December 31,
	2016	2015

Account value	$1,841,631	$1,992,988
GMWB value	$1,979,642	$2,136,733
Average attained age of contract holders	74	73

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS:

The sources of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities	$26,167	$22,961	$21,003
Cash and cash equivalents	170	23	15
Other income	95	79	69
Total investment income	26,432	23,063	21,087
Less: investment expenses	2,598	2,443	2,526
Net investment income	$23,834	$20,620	$18,561

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities:
Gross realized gains	$6,109	$3,944	$7,090
Gross realized losses	(4,118)	(3,045)	(1,689)
Equity securities:
Gross realized gains	—	—	5
Total realized investment gains	$1,991	$899	$5,406

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $223, and $0 in 2016, 2015, and 2014, respectively.  The Company had no debt securities that were non-income producing for 2016 and 2015, respectively.  There was no interest foregone by non-income producing securities for 2016, 2015 and 2014, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2016	2015

Debt securities	$(2,425)	$(7,407)
DAC	13	169
Deferred income tax expense (benefit)	846	2,555
	$(1,566)	$(4,683)

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$207,684	$(5,393)	7	$—	$—	0	$207,684	$(5,393)	7
Corporate debt securities	248,581	(3,541)	225	7,058	(55)	11	255,639	(3,596)	236
Mortgage and asset backed securities	8,804	(86)	7	5,208	(197)	13	14,012	(283)	20
Total	$465,069	$(9,020)	239	$12,266	$(252)	24	$477,335	$(9,272)	263

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	22,806	(316)	55	8,258	(236)	29	31,064	(552)	84
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$22,806	$(316)	55	$8,258	$(236)	29	$31,064	$(552)	84

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015, were as follows:

	2015
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated Fair	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$125,535	$(782)	9	$—	$—	0	$125,535	$(782)	9
Corporate debt securities	286,108	(4,727)	253	34,807	(2,001)	40	320,915	(6,727)	293
Mortgage and asset backed securities	19,609	(212)	22	9,286	(709)	25	28,895	(922)	47
Total	$431,252	$(5,720)	284	$44,094	$(2,710)	65	$475,345	$(8,430)	349

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	42,614	(2,493)	141	12,985	(1,330)	36	55,599	(3,823)	177
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$42,614	$(2,493)	141	$12,985	$(1,330)	36	$55,599	$(3,823)	177

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2016, and 2015.  The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2016.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 6% of the total portfolio as of December 31, 2016.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$254,112	$209	$(5,596)	$—	$248,725
Corporate and other debt securities	723,859	7,165	(3,964)	—	$727,060
Mortgage and asset backed securities	20,479	25	(264)	—	20,240

Total debt securities	$998,450	$7,399	$(9,824)	$—	$996,025

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015, were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

During 2016 and 2015, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2016, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$34,831	$34,867
Due after 1 year through 5 years	563,798	564,453
Due after 5 years through 10 years	348,256	345,739
Due after 10 years	31,086	30,725
Mortgage and asset backed securities	20,479	20,241

	$998,450	$996,025

At December 31, 2016, and 2015, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,658 and $2,683 respectively.  At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.

In 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated, qualified charitable organization which was recorded as an aggregate write-in for deductions in the amount of $19,164 and $17,195 respectively. The Company did not make any such donations in 2016.

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $6,078 and $4,117, respectively for the years ended December 31, 2016, and 2015, respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH.   The consolidated balances include restricted cash of $6,151 and $2,263 as of December 31, 2016 and 2015, respectively.  These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded in restricted cash and cash equivalents in the Consolidated Balance Sheets.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2016, and 2015 and for the years ended December 31, 2016, and 2015.

	December 31,
	2016	2015

Total Assets	$900	$440
Total Liabilities	783	280
Non controlling equity interest	$117	$160

	Years Ended December 31,
	2016	2015

Total Revenues	$—	$—
Total Expenses	(816)	(491)
Net Loss	(816)	(491)
Income tax expense	—	—
Net Loss	(816)	(491)
Less: net loss attributable to non controlling interest	(816)	(491)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  debt securities, cash equivalents such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$248,521	$204	$—	$248,725
Corporate and other debt securities	—	727,060	—	727,060
Mortgage and asset backed securities	—	20,240	—	20,240
Total available-for-sale debt securities	248,521	747,504	—	996,025
Cash equivalents	120,630	—	—	120,630
Subtotal excluding separate account assets	369,151	747,504	—	1,116,655
Separate account assets	27,186,998	—	—	27,186,998
Total	$27,556,149	$747,504	$—	$28,303,653

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$128,232	$214	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	128,232	745,080	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	231,366	745,080	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,407,349	$745,080	$—	$27,152,429

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The Company determined that U.S. Treasury securities trade in active markets and are valued using quoted market prices. Accordingly, the Company reclassified U.S. Treasury securities from Level 2 to Level 1 as of December 31, 2016. The Company reclassified the 2015 balances to conform to current year presentation. There were no Level 3 assets held by the Company during 2016 or 2015.  There were no transfers into or out of Level 3 during 2016 or 2015.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,226	$1,226	$1,665	$1,665
Policy loans	1,489	1,489	1,632	1,632
Reinsurance deposit and receivables	1,095,700	1,180,013	1,207,525	1,302,370

	$1,098,415	$1,182,728	$1,210,822	$1,305,667

Financial Liabilities:
Contract holder deposit funds	$687,838	$773,171	$708,370	$802,937

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$12,997	$23,980	$25,097
State	282	489	416
	$13,279	$24,469	$25,513
Deferred:
Federal	$1,290	$(3,765)	$(2,820)
State	358	(63)	(159)
	$1,648	$(3,828)	$(2,979)

Provision for income taxes	$14,927	$20,641	$22,534

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise          tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2016	2015
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$32,620	$35,289
Contract holder reserves	33,688	25,596
Deferred revenue	6,430	8,856
Unrealized gains on available-for-sale securities	851	2,766
Deferred compensation and retirement benefit plans	1,962	2,793
Other, net	2,258	5,865
Net deferred tax asset	$77,809	$81,165

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2016 and 2015, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2016	2015	2014

Tax provision at U.S. Federal statutory rate	$32,554	$31,140	$32,095
Dividends received deduction	(8,914)	(7,168)	(7,113)
IRC 45 tax credit	(7,011)	(4,265)	(2,861)
Other, net	(1,702)	934	413
	$14,927	$20,641	$22,534

FILI paid net federal and state income taxes of $26,387, $11,450, and $23,800 in 2016, 2015, and 2014, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits. This may result in an increase in the liability for uncertain tax positions within the next 12 months (see note 13 — Subsequent Events for further discussion of this).

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $8,914, $7,168, and $7,113 during 2016, 2015 and 2014, respectively, related to the separate account DRD.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2016, 2015 or 2014.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2016	2015	2014
FILI
Statutory net income	$82,424	$62,269	$65,973
Statutory surplus	$830,023	$750,892	$685,814

EFILI
Statutory net income	$11,620	$4,421	$5,025
Statutory surplus	$79,140	$76,851	$72,498

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $34,191, $37,987 and $33,770 in 2016, 2015 and 2014, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $28,381, $30,092, and $28,928 in 2016, 2015 and 2014, respectively.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company was reimbursed $19,569, $20,128, and $21,941 in 2016, 2015 and 2014, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,754, $1,543, and $1,328 in 2016, 2015 and 2014, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $32,706, $31,036, and $30,856 in 2016, 2015 and 2014, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,537, $1,517, and $1,535 in 2016, 2015 and 2014, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $4,050, $4,854, and $5,274 in 2016, 2015 and 2014, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2016, 2015 and 2014, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2016, 2015, and 2014, compensation expense related to the RHRP was $219, $301 and $278, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2016	2015	2014
Underwriting, acquisition and insurance expenses:
Commissions, gross	$28,381	$30,092	$28,928
Compensation and benefits	15,003	15,342	15,886
Capitalization of deferred policy acquisition costs	(3,765)	(5,394)	(5,705)
Amortization of deferred policy acquisition costs	3,185	4,320	3,931
Rent expenses	1,389	1,432	1,333
Taxes, licenses and fees	2,182	1,704	2,541
General insurance expenses	27,081	23,774	22,469

Total underwriting, acquisition and insurance expenses	$73,456	$71,270	$69,383

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2016, 2015 and 2014, the Company decreased amortization by $1,815, $1,618, and $1,919 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into coinsurance agreements for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company entered into 100% coinsurance agreements for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with Genworth Life Insurance Company of New York (“GLICNY”) that reinsured a fixed guaranteed income annuity

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Consolidated Statements of Comprehensive Income of $11,445, $0, and $0 for the years ended December 31, 2016, 2015, and 2014, respectively.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2016	2015
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$555,636	$644,161
Principal Life Insurance Company	481,605	502,378

Reinsurance deposits and receivables	$1,037,241	$1,146,539

Contract holder deposit funds and future contract and policy benefits	$1,051,441	$1,161,964

Interest on reinsurance deposit	$27,548	$30,103

Contract and policy benefits and expenses	$22,998	$25,545

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2016	2015	2014

Direct life premiums	$14,513	$14,804	$15,038
Reinsurance ceded, net of ceding expense allowance	(7,779)	(4,700)	(5,644)
Net premiums	$6,734	$10,104	$9,394

Direct contract and policy benefits	$131,579	$126,942	$129,826
Reinsurance ceded, net of reinsurance premiums	(71,039)	(74,572)	(76,302)
Net contract and policy benefits	$60,540	$52,370	$53,524

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

Effective February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under IRC 45 for tax years 2012 and 2013.  Accordingly, the Company expects that its liability for unrecognized tax benefits will increase in the next 12 months by approximately $13,000.  The Company believes that the ultimate resolution of this issue will not result in a material impact to its consolidated financial statements but could impact the Company’s effective tax rate in a future period.

The Company has evaluated subsequent events from the balance sheet date through April 25, 2017 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

29

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)                           Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)                       Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2016.

(2)                       Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2016 and 2015.

(3)                       Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)                       Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2016 and 2015.

(5)                       Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015, and 2014.

(6)                       Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015, and 2014.

(7)                       Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015, and 2014.

(8)                       Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)                       There are no financial statements included in Part A, other than Accumulation Unit Values.

b)                           Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 1)

(14)                (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). (Note 2)

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) (Note 5)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company (Note 6)

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr. (Note 8)

(b) Power of Attorney for Norman L. Ashkenas (Note 8)

(c) Power of Attorney for Peter G. Johannsen (Note 8)

(d) Power of Attorney for Malcolm MacKay (Note 8)

(e) Power of Attorney for Kathleen A. Murphy (Note 8)

(f) Power of Attorney for Rodney R. Rohda (Note 8)

(g) Power of Attorney for Roger T. Servison (Note 8)

(h) Power of Attorney for Floyd L. Smith (Note 8)

(i) Power of Attorney for Derek L. Young (Note 8)

(j)Power of Attorney for Sriram Subramaniam (Note 8)

(k) Power of Attorney for Miles Mei (Note 8)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(Note 4) Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on June 18, 2010.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

NORMAN L. ASHKENAS, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer

Felicia F. Tierney	Vice President, Human Resources
Deborah Walsh	Senior Vice President, Systems and Technology
Robert K. Leach	Appointed Actuary
Maryann P. Crews	Illustration Actuary

Richard S. Rowland Joshua M. Deakin	Vice President, Channel Development Vice President, Client Services

The principal business address for each of the persons named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2017 there were 0 Qualified Contracts and 77,592 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgments, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President

Kevin M. Barry	Director

Kathleen Murphy	Director

Edward Orazem	Director

Richard Lyons	Chief Financial Officer and Senior Vice President
Tami R. Rash	Treasurer

Eric C. Green	Assistant Treasurer

David Forman	Secretary and Chief Legal Officer
Norman Ashkenas	Chief Compliance Officer
Peter D. Stahl	Assistant Secretary
Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional

Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 28th day of April, 2017.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2017.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Norman L. Ashkenas	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)

)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)
Floyd L. Smith	Director	)
)

/s/ *		)By:	/s/Lance A. Warrick
Peter G. Johannsen	Director	)	Lance A. Warrick
(Attorney-in-Fact)*
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)